UNITED STATES
	Securities and Exchange Commission
	    Washington, D.C.  20549

		FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
          INVESTMENT COMPANIES

Investment Company Act file number 811-6477

SM&R Investments, Inc.
P.O. Box 58969
Houston, TX  77258-8969

Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969
(800) 231-4639

Fiscal year end:  August 31

Reporting period:  February 28, 2009


Item 1  Report to Shareholders

SEMI-ANNUAL REPORT

[SM&R LOGO]

SM&R INVESTMENTS, INC.

SM&R GROWTH FUND
SM&R EQUITY INCOME FUND
SM&R BALANCED FUND
SM&R GOVERNMENT BOND FUND
SM&R TAX FREE FUND
SM&R PRIMARY FUND
SM&R MONEY MARKET FUND

SEMI-ANNUAL REPORT

FEBRUARY 28, 2009

The report contained herein is included for the general information of our shareholders. This report is not authorized for distribution to prospective investors unless it is preceded or accompanied by a current prospectus. ALL INVESTORS ARE ADVISED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT COMPANIES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANIES. YOU SHOULD READ IT CAREFULLY BEFORE INVESTING.

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures the investment adviser uses in fulfilling this responsibility is included in the Funds' Statement of Additional Information and is available without charge, upon request, by calling 1-800-231-4639. The policies and procedures are also available on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling 1-800-231-4639 and is also available on the SEC's website at http://www.sec.gov.

The Funds file their complete schedule of holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website, beginning with the November 30, 2004 report, at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. A copy of the quarterly holdings report is available, without charge, upon request, by calling 1-800-231-4639.

AN EXAMPLE OF ONGOING EXPENSES (Unaudited)

Each shareholder of the Company may incur two types of expenses: (1) transactional (e.g., sales charges, contingent deferred sales charges on redemptions and redemption fees) and (2) ongoing (e.g., asset-based charges such as investment advisory fees and distribution and/or 12b-1 fees). The example, included below, is intended to help a shareholder better understand the ongoing expenses of investing in this Company and to compare these expenses with other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2008, and held for six months ending February 28, 2009.

ACTUAL EXPENSES

The example below provides information about actual account values and actual expenses. A shareholder may use the information in this example, together with the amount they have invested, to estimate the expenses that they have paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the actual column under the heading entitled "Expenses Paid During Period" to estimate the expenses paid on their account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The example also provides information about hypothetical account values and hypothetical expenses based on the Company's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Company's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses a shareholder paid for the period. This information may be used to compare the ongoing expenses of investing in the Company and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in this table are meant to help a shareholder understand the ongoing expenses only and do not reflect any transactional expenses, such as sales charges, contingent deferred sales charges on redemptions or redemption fees. Therefore, the table is useful in comparing ongoing expenses only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional expenses were included, the expenses would have been higher.

                                                            ACTUAL                     HYPOTHETICAL
                                                 ---------------------------   ---------------------------
                        BEGINNING                     ENDING       EXPENSES         ENDING       EXPENSES
                         ACCOUNT    ANNUALIZED       ACCOUNT         PAID          ACCOUNT         PAID
                          VALUE       EXPENSE         VALUE         DURING          VALUE         DURING
FUNDS                  (09/01/08)     RATIOS     (02/28/09) (1)   PERIOD (2)   (02/28/09) (1)   PERIOD (2)
--------------------   ----------   ----------   --------------   ----------   --------------   ----------
Growth Fund
   Class A              $1,000.00      1.36%         $592.02         $5.41        $1,018.14       $6.85
   Class B               1,000.00      1.86%          588.97          7.40         1,015.63        9.38
   Class T               1,000.00      1.21%          593.01          4.82         1,018.89        6.11
Equity Income Fund
   Class A               1,000.00      1.26%          588.88          5.00         1,018.64        6.35
   Class B               1,000.00      1.76%          587.67          6.99         1,016.13        8.88
   Class T               1,000.00      1.18%          589.79          4.68         1,019.05        5.95

                                                            ACTUAL                     HYPOTHETICAL
                                                 ---------------------------   ---------------------------
                        BEGINNING                     ENDING       EXPENSES        ENDING        EXPENSES
                         ACCOUNT    ANNUALIZED       ACCOUNT         PAID         ACCOUNT          PAID
                          VALUE       EXPENSE         VALUE         DURING         VALUE          DURING
FUNDS                  (09/01/08)     RATIOS     (02/28/09) (1)   PERIOD (2)   (02/28/09) (1)   PERIOD (2)
--------------------   ----------   ----------   --------------   ----------   --------------   ----------
Balanced Fund
   Class A              $1,000.00      1.30%        $  673.02        $5.43        $1,018.46       $6.54
   Class B               1,000.00      1.80%           670.23         7.51         1,015.94        9.07
   Class T               1,000.00      1.24%           672.67         5.17         1,018.74        6.25
Government Bond Fund
   Class A               1,000.00      0.73%         1,040.66         3.75         1,021.26        3.71
   Class B               1,000.00      1.23%         1,038.30         6.26         1,018.79        6.20
   Class T               1,000.00      0.73%         1,041.00         3.74         1,021.26        3.71
Tax Free Fund
   Class A               1,000.00      0.75%         1,018.08         3.80         1,021.15        3.81
   Class B               1,000.00      1.25%         1,024.60         6.32         1,018.69        6.30
   Class T               1,000.00      0.75%         1,019.17         3.81         1,021.17        3.81
Primary Fund             1,000.00      0.80%         1,016.38         4.05         1,020.92        4.06
Money Market Fund        1,000.00      0.42%         1,004.58         2.09         1,022.84        2.11

(1) The actual ending account value is based on actual total return of each class of each of the funds for the period September 1, 2008 to February 28, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on each class of each of the funds' actual expense ratios and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the annualized expense ratios, shown in the table above, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the six month period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

On December 10, 2008, the Board of Directors of SM&R Investments. (the "Board") unanimously approved the renewal and extension of the investment advisory agreements with Securities Management and Research, Inc. (the "Manager") for the SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Primary Fund and SM&R Money Market Fund ("the Funds"). The Board considered a variety of factors in connection with its review of the advisory contracts (the "Contracts"), also taking into account information provided by the Manager during the course of the year, as discussed below:

NATURE, EXTENT, AND QUALITY OF SERVICES

The Board considered the nature, quality and extent of the services provided to the Funds by the Manager based upon information and discussion provided by the Manager relating to the services performed by the Manager under the Contracts and relating to the Manager's operations, systems, and personnel. These services included, but were not limited to, management of the investment portfolios and a variety of activities related to investment portfolio management.

The Board also took into account its familiarity with the Manager's investment management for the Funds through regular Board meetings, discussions and reports during the preceding year. The Board further considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. After careful consideration of these matters, the Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager.

EXPENSES AND PERFORMANCE

The Board evaluated reports prepared by the Manager detailing the total audited expense ratios of each of the Funds as compared to other open-end investment companies deemed to be comparable based upon the Morningstar Principia Pro database with similar Morningstar category and prospectus objective to each Fund. The data is compiled by Morningstar by pulling the net annual expense ratio from the fund's audited annual report. Annual report expense ratios reflect the actual fees charged during a particular fiscal year.

The Board compared the total audited expense ratios of the Funds to funds advised by other advisors that were deemed comparable by the Morningstar database for the period ending September 30, 2008. The SM&R Growth Fund (Classes A, B & T), SM&R Equity Income Fund (Classes A & T), SM&R Balanced Fund (Classes A & T), SM&R Government Bond Fund (Classes A, B & T) and SM&R Tax Free Fund (Classes A, B & T), all had total audited expense ratios that were the same as or lower than the Morningstar Fund Analysis average total audited expense ratios. The total audited expense ratios for the SM&R Equity Income Fund (Class
B), SM&R Balanced Fund (Class B) and the SM&R Primary Fund were slightly higher than the Morningstar average total audited expense ratios.

The Board took into account that the audited expense ratios include voluntary fee waivers and/or expense limitations by the Manager through December 31, 2009, so that total expenses are limited to a specified percentage of average daily net assets of each Fund.

The audited expense ratio expresses the percentage of assets deducted each fiscal year for fund expenses, including 12b-1 fees, management fees, administrative fees, operating costs, and all other asset-based costs incurred by the fund. Portfolio transaction fees, or brokerage costs, as well as initial or deferred sales charges are not included in the expense ratio. The expense ratio, which is deducted from the fund's average net assets, is accrued on a daily basis. If the fund's assets are small, its expense ratio can be quite high because the fund must meet its expenses from a restricted asset base. Conversely, as the net assets of the fund grow, the expense percentage should ideally diminish as expenses are spread across the wider base. Funds may also opt to waive all or a portion of the expenses that make up their overall expense ratio.

The Board reviewed the Funds' average annual total returns and compared these returns to comparable performance measures supplied by Morningstar. On the basis of this evaluation of investments results, the Board concluded that the Funds' performance was satisfactory.

COST, BENEFITS, PROFITS AND ECONOMIES OF SCALE

The Board reviewed detailed information regarding the revenues received by the Manager under the Contracts and other benefits that the Manager may have realized from its relationship with the Funds. The Board also received information on the direct costs incurred by the Manager as well as profits realized. After careful consideration of this information, the Board concluded that the Manager's profits were reasonable in light of the services provided to the Funds.

APPROVAL OF THE CONTRACTS

As noted, the Board approved the renewal of the Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that the advisory fee structures are fair and reasonable and that the Contracts should be renewed.

SCHEDULE OF INVESTMENTS February 28, 2009 (Unaudited)

SM&R GROWTH FUND

COMMON STOCKS                                                              SHARES       VALUE
CONSUMER DISCRETIONARY--
HOUSEHOLD DURABLES--1.38%
Newell Rubbermaid Inc.                                                      23,200   $   131,080
Stanley Works (The)                                                         20,000       535,200
                                                                                     -----------
                                                                                         666,280
HOTELS, RESTAURANTS & LEISURE--0.23%
Starwood Hotels & Resorts
   Worldwide, Inc.                                                           9,650       111,844
MEDIA--0.91%
Walt Disney Co. (The)                                                       26,150       438,535
MULTILINE RETAIL--0.57%
J.C. Penney Co., Inc.                                                       10,700       164,031
Target Corp.                                                                 4,000       113,240
                                                                                     -----------
                                                                                         277,271
SPECIALTY RETAIL--2.51%
Bed Bath & Beyond Inc.*                                                      8,000       170,400
Best Buy Co., Inc.                                                          17,000       489,940
Home Depot, Inc. (The)                                                      13,000       271,570
Limited Brands, Inc.                                                         9,000        69,210
Lowe's Companies, Inc.                                                      13,400       212,256
                                                                                     -----------
                                                                                       1,213,376
                                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY--5.60%                                                 2,707,306
                                                                                     -----------
CONSUMER STAPLES--
BEVERAGES--3.92%
Coca-Cola Co. (The)                                                         24,000       980,400
PepsiCo, Inc.                                                               19,000       914,660
                                                                                     -----------
                                                                                       1,895,060
FOOD & STAPLES RETAILING--2.39%
CVS Caremark Corp.                                                          20,000       514,800
SUPERVALU, INC.                                                              9,350       145,954
Wal-Mart Stores, Inc.                                                       10,000       492,400
                                                                                     -----------
                                                                                       1,153,154
HOUSEHOLD PRODUCTS--2.59%
Procter & Gamble Co. (The)                                                  26,000     1,252,420
TOBACCO--0.62%
Philip Morris International Inc.                                             8,875       297,046
                                                                                     -----------
   TOTAL CONSUMER STAPLES--9.52%                                                        4,597,68
                                                                                     -----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--3.46%
Baker Hughes Inc.                                                           14,000       410,340
Oceaneering International, Inc.*                                             7,400       235,098
Schlumberger Ltd.                                                           17,000       647,020
Transocean Inc.*                                                             3,000       179,310
Weatherford International Ltd.*                                             18,800       200,596
                                                                                     -----------
                                                                                       1,672,364
OIL, GAS & CONSUMABLE FUELS--11.66%
Anadarko Petroleum Corp.                                                    10,600       370,470
BP PLC ADR                                                                  11,700       448,812
Chevron Corp.                                                               16,422       996,980
Exxon Mobil Corp.                                                           45,000     3,055,500
Noble Corp.                                                                 13,000       319,670
Royal Dutch Shell PLC, ADR                                                  10,000       439,700
                                                                                     -----------
                                                                                       5,631,132
                                                                                     -----------
   TOTAL ENERGY--15.12%                                                                7,303,496
                                                                                     -----------
FINANCIALS--
COMMERCIAL BANKS--2.35%
Bank of America Corp.                                                       19,297        76,223
PNC Financial Services Group, Inc.                                          18,000       492,120
U.S. Bancorp                                                                20,000       286,200
Wells Fargo & Co.                                                           23,481       284,120
                                                                                     -----------
                                                                                       1,138,663
DIVERSIFIED FINANCIAL SERVICES--3.68%
American Express Co.                                                         5,000        60,300
Charles Schwab Corp. (The)                                                  29,400       373,674
Citigroup Inc.                                                              38,550        57,825
Discover Financial Services                                                  7,500        42,975
Goldman Sachs Group, Inc. (The)                                              4,000       364,320
JPMorgan Chase & Co.                                                        14,768       337,449
Morgan Stanley                                                              15,000       293,100
Principal Financial Group, Inc.                                              9,000        71,910
State Street Corp.                                                           7,000       176,890
                                                                                     -----------
                                                                                       1,778,443
INSURANCE--2.02%
Allstate Corp. (The)                                                         6,300       106,029
Aspen Insurance Holdings Ltd.                                               10,350       225,527
Brown & Brown, Inc.                                                         12,400       209,188
Hartford Financial Services
   Group, Inc. (The)                                                         8,400        51,240
Prudential Financial, Inc.                                                   8,500       139,485
RenaissanceRe Holdings Ltd.                                                  5,400       243,162
                                                                                     -----------
                                                                                         974,631
                                                                                     -----------
   TOTAL FINANCIALS--8.05%                                                             3,891,737
                                                                                     -----------

COMMON STOCKS                                                              SHARES       VALUE
HEALTH CARE--
BIOTECHNOLOGY--8.44%
Amgen Inc.*                                                                  6,000   $   293,580
Celgene Corp.*                                                              18,400       823,032
Facet Biotech Corp.*                                                         2,920        19,009
Genetech, Inc.*                                                              8,900       761,395
Genzyme Corp.*                                                              12,000       731,160
Gilead Sciences, Inc.*                                                      24,000     1,075,200
Given Imaging Ltd.*                                                         36,900       289,296
PDL BioPharma Inc.                                                          14,600        85,702
                                                                                     -----------
                                                                                       4,078,374
HEALTH EQUIPMENT & SUPPLIES--1.21%
Covidien Ltd.                                                                4,650       147,266
Hologic, Inc.*                                                              18,000       203,760
Varian Medical Systems, Inc.*                                                7,600       231,876
                                                                                     -----------
                                                                                         582,902
HEALTH CARE PROVIDERS & SERVICES--0.89%
DaVita, Inc.*                                                                5,025       235,773
UnitedHealth Group Inc.                                                     10,000       196,500
                                                                                     -----------
                                                                                         432,273
PHARMACEUTICALS--7.15%
Abbott Laboratories                                                         13,900       658,026
Endo Pharmaceuticals Holdings Inc.*                                         11,450       217,321
Eli Lilly & Co.                                                             41,200     1,210,456
Merck & Co. Inc.                                                            38,000       919,600
Wyeth                                                                       11,000       449,020
                                                                                     -----------
                                                                                       3,454,423
                                                                                     -----------
   TOTAL HEALTH CARE--17.69%                                                            8,547,97
                                                                                     -----------
INDUSTRIALS--
AEROSPACE & DEFENSE--5.25%
Boeing Co. (The)                                                            10,000       314,400
Goodrich Corp.                                                              20,000       662,800
Honeywell International Inc.                                                14,500       389,035
Northrop Grumman Corp.                                                       4,000       149,440
Rockwell Collins, Inc.                                                      13,000       405,600
United Technologies Corp.                                                   15,000       612,450
                                                                                     -----------
                                                                                       2,533,725
AIR FREIGHT & LOGISTICS--1.39%
FedEx Corp.                                                                  4,700       203,087
United Parcel Service, Inc. (Class B)                                       11,400       469,452
                                                                                     -----------
                                                                                         672,539
CONSTRUCTION & ENGINEERING--0.22%
Cemex SAB de C.V. ADR*                                                      20,000       107,800

ELECTRICAL EQUIPMENT--0.09%
Tyco Electronics Ltd.                                                        4,650        44,082
INDUSTRIAL CONGLOMERATES--2.62%
3M Co.                                                                      10,000       454,600
General Electric Co.                                                        84,225       716,755
Tyco International Ltd.                                                      4,650        93,232
                                                                                     -----------
                                                                                       1,264,587
MACHINERY--2.71%
Barnes Group Inc.                                                            9,600        89,472
Caterpillar Inc.                                                             7,500       184,575
Danaher Corp.                                                               20,400     1,035,504
                                                                                     -----------
                                                                                       1,309,551
                                                                                     -----------
   TOTAL INDUSTRIALS--12.28%                                                           5,932,284
                                                                                     -----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--5.77%
Arris Group Inc.*                                                           23,000       140,760
Cisco Systems, Inc.*                                                        84,500     1,231,165
Harris Corp.                                                                13,100       488,368
Motorola, Inc.                                                              30,900       108,768
Nokia ADR                                                                   34,100       319,176
QUALCOMM Inc.                                                               15,000       501,450
                                                                                     -----------
                                                                                       2,789,687
COMPUTERS & PERIPHERALS--5.08%
Apple Inc.*                                                                  6,475       578,282
EMC Corp.*                                                                  30,800       323,400
Hewlett-Packard Co.                                                         20,500       595,115
International Business Machines Corp.                                       10,400       957,112
                                                                                     -----------
                                                                                       2,453,909
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.76%
Agilent Technologies, Inc.*                                                  9,300       128,991
Thermo Fisher Scientific, Inc.*                                              6,625       240,223
                                                                                     -----------
                                                                                         369,214
INTERNET SOFTWARE & SERVICES--0.71%
Akamai Technologies, Inc.*                                                   9,100       164,619
Research In Motion Ltd.*                                                     4,500       179,730
                                                                                     -----------
                                                                                         344,349
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.59%
Analog Devices, Inc.                                                        15,600       290,784
Intel Corp.                                                                 50,000       637,000
KLA-Tencor Corp.                                                            11,600       200,100
Linear Technology Corp.                                                     15,200       331,360
Marvell Technology Group Ltd.*                                              14,500       108,895
Maxim Integrated Products, Inc.                                             13,600       164,560
                                                                                     -----------
                                                                                       1,732,699

COMMON STOCKS                                                              SHARES       VALUE
SOFTWARE--5.00%
Amdocs Ltd.*                                                                 6,675   $   111,806
Intuit Inc.*                                                                24,800       565,192
Microsoft Corp.                                                             44,400       717,060
Oracle Corp.*                                                               65,700     1,020,978
                                                                                     -----------
                                                                                       2,415,036
                                                                                     -----------
   TOTAL INFORMATION TECHNOLOGY--20.91%                                               10,104,894
                                                                                     -----------
MATERIALS--
CHEMICALS--1.64%
Airgas, Inc.                                                                 4,750       146,252
Dow Chemical Co. (The)                                                      12,000        85,920
PPG Industries, Inc.                                                        18,000       559,080
                                                                                     -----------
                                                                                         791,252
CONTAINERS & PACKAGING--0.57%
Sealed Air Corp.                                                            25,000       279,000
                                                                                     -----------
   TOTAL MATERIALS--2.21%                                                              1,070,252
                                                                                     -----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--3.03%
AT&T Inc.                                                                   27,000       641,790
FairPoint Communications, Inc.                                                 618         1,217
Verizon Communications Inc.                                                 28,800       821,664
                                                                                     -----------
                                                                                       1,464,671
WIRELESS TELECOMMUNICATION SERVICES--0.60%
American Tower Corp.*                                                        5,350       155,792
Rogers Communications, Inc.                                                  5,600       131,376
                                                                                     -----------
                                                                                         287,168
                                                                                     -----------
   TOTAL TELECOMMUNICATION SERVICES--3.63%                                             1,751,839
                                                                                     -----------
UTILITIES--
ELECTRIC UTILITIES--2.68%
Allegheny Energy, Inc.                                                       6,950       164,298
Ameren Corp.                                                                 9,000       214,020
Dominion Resources, Inc. / VA                                               10,000       301,800
Exelon Corp.                                                                 5,000       236,100
FPL Group, Inc.                                                              4,000       181,320
Wisconsin Energy Corp.                                                       5,000       199,100
                                                                                     -----------
                                                                                       1,296,638
GAS UTILITIES--1.07%
El Paso Corp.                                                               45,800       309,150
Sempra Energy                                                                5,000       207,850
                                                                                     -----------
                                                                                         517,000
                                                                                     -----------
   TOTAL UTILITIES--3.75%                                                               1,813,63
                                                                                     -----------
   TOTAL COMMON STOCK--98.76%
      (Cost $73,814,537)                                                              47,721,098
                                                                                     -----------
MONEY MARKET FUND
SM&R Money Market Fund, 0.00% (a)                                          123,950       123,950
                                                                                     -----------
   TOTAL MONEY MARKET FUND--0.26%
      (Cost $123,950)                                                                    123,950
                                                                                     -----------
COMMERCIAL PAPER                                                            FACE
                                                                           AMOUNT
FINANCIALS--
DIVERSIFIED FINANCIAL SERVICES--0.52%
Volvo Treasury, 2.30%, 03/02/09                                           $250,000       249,968
                                                                                     -----------
   TOTAL FINANCIALS--0.52%                                                                249,96
                                                                                     -----------
   TOTAL COMMERCIAL PAPER--0.52%
      (Cost $249,968)                                                                    249,968
                                                                                     -----------
   TOTAL INVESTMENTS--99.54%
      (Cost $74,188,455)                                                              48,095,016
   CASH AND OTHER ASSETS,
   LESS LIABILITIES--0.46%                                                               222,772
                                                                                     -----------
   NET ASSETS--100.00%                                                               $48,317,788
                                                                                     ===========

* --Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2009. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary        5.63%
Consumer Staples              9.56%
Energy                       15.19%
Financials                    8.61%
Health Care                  17.77%
Industrials                  12.33%
Information Technology       21.01%
Materials                     2.23%
Miscellaneous                 0.26%
Telecommunication Services    3.64%
Utilities                     3.77%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2009 (Unaudited)
SM&R GROWTH FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $74,064,505)   $ 47,971,066
Investment in affiliated money market fund (Cost $123,950)                 123,950
                                                                      ------------
   Total investments (Cost $74,188,455)                                 48,095,016
Prepaid expenses                                                            45,668
Receivable for:
   Capital stock sold                                                        6,129
   Dividends                                                               216,766
   Expense reimbursement                                                       957
Other assets                                                                93,407
                                                                      ------------
      TOTAL ASSETS                                                      48,457,943
                                                                      ------------
LIABILITIES
Capital stock reacquired                                                    22,827
Payable to investment adviser for fund expenses                             59,242
Accrued:
   Investment advisory fees                                                 30,945
   Administrative service fees                                              10,315
   Distribution fees                                                         3,198
Other liabilities                                                           13,628
                                                                      ------------
      TOTAL LIABILITIES                                                    140,155
                                                                      ------------
      NET ASSETS                                                      $ 48,317,788
                                                                      ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                            $ 77,162,103
Undistributed net investment income                                        224,261
Accumulated net realized loss on investments                            (2,975,137)
Net unrealized depreciation of investments                             (26,093,439)
                                                                      ------------
Net Assets                                                            $ 48,317,788
                                                                      ============
NET ASSETS:
Class A                                                               $  2,132,107
Class B                                                               $    658,718
Class T                                                               $ 45,526,963
                                                                      ------------
   TOTAL NET ASSETS                                                   $ 48,317,788
                                                                      ============
CAPITAL STOCK ($.01 PAR VALUE PER SHARE):
Class A:
   Authorized                                                           50,000,000
   Outstanding                                                             965,558
Class B:
   Authorized                                                           25,000,000
   Outstanding                                                             306,236
Class T:
   Authorized                                                           95,000,000
   Outstanding                                                          20,153,680
Class A:
   Net asset value and redemption price per share                     $       2.21
   Offering price per share: (Net assets value of $2.21 / 95%)        $       2.32
Class B:
   Net asset value and offering price per share                       $       2.15
Class T:
   Net asset value and redemption price per share                     $       2.26
   Offering price per share: (Net assets value of $2.26 / 94.25%)     $       2.40

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2009 (Unaudited) SM&R GROWTH FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $2,771)                     $    859,523
Interest                                                                    11,863
Interest from affiliated money market fund                                     345
                                                                      ------------
      TOTAL INVESTMENT INCOME                                              871,731
                                                                      ------------
EXPENSES
Investment advisory fees                                                   231,983
Administrative service fees                                                 77,328
Professional fees                                                            7,573
Custody and transaction fees                                                 7,596
Directors' fees and expenses                                                 4,901
Compliance expenses                                                          7,370
Qualification fees
   Class A                                                                     190
   Class B                                                                     182
   Class T                                                                     695
Shareholder reporting expenses
   Class A                                                                     803
   Class B                                                                     290
   Class T                                                                  16,912
Distribution fees
   Class A                                                                   3,451
   Class B                                                                   3,667
Insurance expenses                                                          15,372
                                                                      ------------
      TOTAL EXPENSES                                                       378,313
      LESS EXPENSES REIMBURSED                                              (2,161)
                                                                      ------------
      NET EXPENSES                                                         376,152
                                                                      ------------
INVESTMENT INCOME--NET                                                     495,579
                                                                      ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                     (2,975,054)
   Change in unrealized depreciation of investments                    (31,591,041)
                                                                      ------------
NET LOSS ON INVESTMENTS                                                (34,566,095)
                                                                      ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $(34,070,516)
                                                                      ============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R GROWTH FUND

                                                             (UNAUDITED)
                                                          SIX MONTHS ENDED    YEAR ENDED
                                                            FEBRUARY 28,       AUGUST 31,
                                                          ----------------   -------------
                                                                2009              2008
                                                          ----------------   -------------
DECREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                                  $    495,579      $  1,173,442
   Net realized gain(loss) on investments                    (2,975,054)        4,179,674
   Change in unrealized depreciation of investments         (31,591,041)      (18,447,678)
                                                           ------------      ------------
   Net decrease in net assets resulting from operations     (34,070,516)      (13,094,562)
                                                           ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                   (17,529)          (45,299)
      Class B                                                    (4,581)          (11,209)
      Class T                                                  (397,074)       (1,087,464)
   Capital gains
      Class A                                                  (189,346)         (109,438)
      Class B                                                   (68,709)          (63,999)
      Class T                                                (3,923,457)       (2,390,940)
                                                           ------------      ------------
      Total distributions to shareholders                    (4,600,696)       (3,708,349)
                                                           ------------      ------------
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                    84,509        (1,254,542)
      Class B                                                  (146,127)       (1,064,443)
      Class T                                                 2,425,249        (3,573,275)
                                                           ------------      ------------
      Total capital share transactions--net                   2,363,631        (5,892,260)
                                                           ------------      ------------
TOTAL DECREASE IN NET ASSETS                                (36,307,581)      (22,695,171)
NET ASSETS
   Beginning of period                                       84,625,369       107,320,540
                                                           ------------      ------------
   End of period                                           $ 48,317,788      $ 84,625,369
                                                           ============      ============
Undistributed Net Investment Income                        $    224,261      $    147,866
                                                           ============      ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GROWTH FUND

                                                                                    CLASS A SHARES
                                                                ------------------------------------------------------
                                                                 (UNAUDITED)
                                                                 SIX MONTHS
                                                                   ENDED
                                                                FEBRUARY 28,            YEAR ENDED AUGUST 31,
                                                                ------------  ----------------------------------------
                                                                    2009        2008     2007    2006    2005    2004
                                                                ------------  -------   ------  ------  ------  ------
Net asset value, beginning of period                               $ 4.06     $  4.83   $ 4.31  $ 4.09  $ 3.79  $ 3.45
Income (loss) from investment operations
   Investment income--net                                            0.02        0.04     0.02    0.01    0.04    0.02
   Net realized and unrealized gain (loss) on investments           (1.64)      (0.64)    0.67    0.23    0.30    0.34
                                                                   ------     -------   ------  ------  ------  ------
      Total from investment operations                              (1.62)      (0.60)    0.69    0.24    0.34    0.36
Less distributions
   Investment income--net                                           (0.02)      (0.05)   (0.02)  (0.02)  (0.04)  (0.02)
   Capital gains                                                    (0.21)      (0.12)   (0.15)     --      --      --
                                                                   ------     -------   ------  ------  ------  ------
      Total distributions                                           (0.23)      (0.17)   (0.17)  (0.02)  (0.04)  (0.02)
                                                                   ------     -------   ------  ------  ------  ------
Net asset value, end of period                                     $ 2.21     $  4.06   $ 4.83  $ 4.31  $ 4.09  $ 3.79
                                                                   ======     =======   ======  ======  ======  ======
Total return (1)                                                    40.80)%**  (12.73)%  16.16%   6.00%   9.05%  10.41%
                                                                   ======     =======   ======  ======  ======  ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                          $2,132     $ 3,786   $5,698  $5,620  $6,154  $6,017
Ratio of expenses with reimbursement to average net assets (2)       1.36%*      1.36%    1.36%   1.36%   1.36%   1.36%
Ratio of expenses without reimbursement to average net assets        1.48%*      1.63%    1.47%   1.66%   1.69%   1.54%
Ratio of net investment income to average net assets                 1.47%*      1.03%    0.34%   0.52%   1.03%   0.44%
Portfolio turnover rate                                              3.23%      11.15%   23.79%  56.05%  24.18%   4.93%

                                                                                      CLASS B SHARES
                                                                --------------------------------------------------------
                                                                 (UNAUDITED)
                                                                 SIX MONTHS
                                                                    ENDED
                                                                FEBRUARY 28,             YEAR ENDED AUGUST 31,
                                                                ------------   -----------------------------------------
                                                                    2009         2008     2007     2006    2005    2004
                                                                ------------   -------   ------   ------  ------  ------
Net asset value, beginning of period                               $  3.97     $  4.73   $ 4.22   $ 4.00  $ 3.72  $ 3.39
Income (loss) from investment operations
   Investment income (loss)--net                                     (0.02)      (0.05)   (0.04)      --    0.02    0.01
   Net realized and unrealized gain (loss) on investments            (1.58)      (0.57)    0.70     0.23    0.29    0.33
                                                                   -------     -------   ------   ------  ------  ------
      Total from investment operations                               (1.60)      (0.62)    0.66     0.23    0.31    0.34
Less distributions
   Investment income--net                                            (0.01)      (0.02)      --    (0.01)  (0.03)  (0.01)
   Capital gains                                                     (0.21)      (0.12)   (0.15)      --      --      --
                                                                   -------     -------   ------   ------  ------  ------
      Total distributions                                            (0.22)      (0.14)   (0.15)   (0.01)  (0.03)  (0.01)
                                                                   -------     -------   ------   ------  ------  ------
Net asset value, end of period                                     $  2.15     $  3.97   $ 4.73   $ 4.22  $ 4.00  $ 3.72
                                                                   =======     =======   ======   ======  ======  ======
Total return (1)                                                    (41.10)%**  (13.37)%  15.89%    5.71%   8.27%   9.93%
                                                                   =======     =======   ======   ======  ======  ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                          $   659     $ 1,423   $2,863   $3,218  $3,456  $3,365
Ratio of expenses with reimbursement to average net assets (2)        1.86%*      1.86%    1.86%    1.86%   1.86%   1.86%
Ratio of expenses without reimbursement to average net assets         2.01%*      2.24%    2.03%    2.24%   2.20%   2.09%
Ratio of net investment income (loss) to average net assets           0.93%*      0.56%   (0.17)%   0.02%   0.52%  (0.06)%
Portfolio turnover rate                                               3.23%      11.15%   23.79%   56.05%  24.18%   4.93%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.36% for Class A and 1.86% for Class B until December 31, 2009.

See notes to financial statements.

                                                                                        CLASS T SHARES
                                                                -------------------------------------------------------------
                                                                (UNAUDITED)
                                                                 SIX MONTHS
                                                                   ENDED
                                                                FEBRUARY 28,                YEAR ENDED AUGUST 31,
                                                                ------------   ----------------------------------------------
                                                                    2009         2008      2007     2006     2005      2004
                                                                ------------   -------   -------  -------  --------  --------
Net asset value, beginning of period                               $  4.14     $  4.95   $  4.40  $  4.17  $   3.87  $   3.52
Income (loss) from investment operations
   Investment income--net                                             0.03        0.06      0.03     0.03      0.05      0.03
   Net realized and unrealized gain (loss) on investments            (1.68)      (0.69)     0.70     0.23      0.30      0.35
                                                                   -------     -------   -------  -------  --------  --------
      Total from investment operations                               (1.65)      (0.63)     0.73     0.26      0.35      0.38
Less distributions
   Investment income--net                                            (0.02)      (0.06)    (0.03)   (0.03)    (0.05)    (0.03)
   Capital gains                                                     (0.21)      (0.12)    (0.15)      --        --        --
                                                                   -------     -------   -------  -------  --------  --------
      Total distributions                                            (0.23)      (0.18)    (0.18)   (0.03)    (0.05)    (0.03)
                                                                   -------     -------   -------  -------  --------  --------
Net asset value, end of period                                     $  2.26     $  4.14   $  4.95  $  4.40  $   4.17  $   3.87
                                                                   =======     =======   =======  =======  ========  ========
Total return (1)                                                    (40.70)%**  (13.11)%   16.73%    6.28%     9.01%    10.67%
                                                                   =======     =======   =======  =======  ========  ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                          $45,527     $79,417   $98,760  $93,937  $101,643  $104,756
Ratio of expenses to average net assets                               1.21%*      1.15%     1.12%    1.18%     1.19%     1.12%
Ratio of net investment income to average net assets                  1.63%*      1.27%     0.58%    0.70%     1.20%     0.68%
Portfolio turnover rate                                               3.23%*     11.15%    23.79%   56.05%    24.18%     4.93%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2009 (Unaudited)

SM&R EQUITY INCOME FUND

COMMON STOCKS                                                              SHARES       VALUE
CONSUMER DISCRETIONARY--
HOTELS, RESTAURANTS & LEISURE--1.63%
McDonald's Corp.                                                            10,000   $   522,500
Starwood Hotels & Resorts
   Worldwide, Inc.                                                          18,000       208,620
                                                                                     -----------
                                                                                         731,120
HOUSEHOLD DURABLES--1.60%
Newell Rubbermaid Inc.                                                      20,000       113,000
Stanley Works (The)                                                         16,000       428,160
Tupperware Brands Corp.                                                     12,000       170,160
                                                                                     -----------
                                                                                         711,320
LEISURE EQUIPMENT & PRODUCTS--0.09%
Eastman Kodak Co.                                                           12,000        38,280
MEDIA--0.46%
CBS Corp. (Class B)                                                         17,900        76,433
Walt Disney Co. (The)                                                        7,525       126,194
                                                                                     -----------
                                                                                         202,627
MULTILINE RETAIL--0.80%
J.C. Penney Co., Inc                                                        16,800       257,544
Target Corp.                                                                 3,500        99,085
                                                                                     -----------
                                                                                         356,629
SPECIALTY RETAIL--1.36%
Limited Brands, Inc.                                                        40,000       307,600
TJX Companies, Inc. (The)                                                   13,300       296,191
                                                                                     -----------
                                                                                         603,791
                                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY--5.94%                                                  2,643,76
                                                                                     -----------
CONSUMER STAPLES--
BEVERAGES--2.73%
Coca-Cola Co. (The)                                                         15,000       612,750
PepsiCo, Inc.                                                               12,500       601,750
                                                                                     -----------
                                                                                       1,214,500
FOOD PRODUCTS--4.42%
ConAgra Foods, Inc.                                                         34,000       512,720
H.J. Heinz Co.                                                              14,000       457,380
Kraft Foods Inc. (Class A)                                                   4,844       110,346
McCormick & Co., Inc. (b)                                                   17,000       532,950
Sensient Technologies Corp.                                                 17,500       353,500
                                                                                     -----------
                                                                                       1,966,896
FOOD & STAPLES RETAILING--2.34%
SUPERVALU, INC.                                                             13,000       202,930
Wal-Mart Stores, Inc.                                                       17,000       837,080
                                                                                     -----------
                                                                                       1,040,010
HOUSEHOLD PRODUCTS--3.55%
Kimberly-Clark Corp.                                                        11,000       518,210
Procter & Gamble Co. (The)                                                  22,000     1,059,740
                                                                                     -----------
                                                                                       1,577,950
PERSONAL PRODUCTS--2.21%
Alberto-Culver Co.                                                          10,575       234,130
Avon Products, Inc.                                                         13,000       228,670
Colgate-Palmolive Co.                                                        8,675       522,061
                                                                                     -----------
                                                                                         984,861
TOBACCO--0.63%
Philip Morris International Inc.                                             8,375       280,311
                                                                                     -----------
   TOTAL CONSUMER STAPLES--15.88%                                                       7,064,52
                                                                                     -----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--1.99%
Boardwalk Pipeline Partners, LP                                             15,000       316,500
Schlumberger Ltd.                                                            9,500       361,570
Weatherford International Ltd.*                                             19,500       208,065
                                                                                     -----------
                                                                                         886,135
OIL, GAS & CONSUMABLE FUELS--13.42%
Anadarko Petroleum Corp.                                                    12,000       419,400
BP PLC ADR                                                                  15,000       575,400
Chevron Corp.                                                               13,101       795,362
Enterprise Products Partners L.P.                                           12,800       276,224
Exxon Mobil Corp.                                                           37,000     2,512,300
Natural Resource Partners L.P.                                              10,500       217,665
Plains All American Pipeline, L.P.                                           8,000       308,320
Royal Dutch Shell PLC, ADR                                                  14,000       615,580
Spectra Energy Corp.                                                        19,300       250,900
                                                                                     -----------
                                                                                       5,971,151
                                                                                     -----------
   TOTAL ENERGY--15.41%                                                                6,857,286
                                                                                     -----------
FINANCIALS--
COMMERCIAL BANKS--3.82%
Bank of America Corp.                                                       47,000       185,650
Comerica Inc.                                                               18,000       270,180
Fifth Third Bancorp                                                         24,000        50,640
KeyCorp                                                                     17,100       119,871
PNC Financial Services Group, Inc.                                          13,219       361,408
Regions Financial Corp.                                                     17,782        60,814
TrustCo Bank Corp NY                                                         5,000        30,250
U.S. Bancorp                                                                23,000       329,130
Wells Fargo & Co.                                                           24,000       290,400
                                                                                     -----------
                                                                                       1,698,343

COMMON STOCKS                                                              SHARES       VALUE
DIVERSIFIED FINANCIAL SERVICES--4.74%
Allied Capital Corp.                                                        18,000   $    19,260
Charles Schwab Corp. (The)                                                  29,500       374,945
Citigroup Inc.                                                              68,400       102,600
JPMorgan Chase & Co.                                                        30,000       685,500
Morgan Stanley                                                              13,250       258,905
New York Community Bancorp, Inc.                                            16,000       157,600
Principal Financial Group, Inc.                                             17,050       136,230
State Street Corp.                                                           6,400       161,728
Weingarten Realty Investors                                                 19,000       214,510
                                                                                     -----------
                                                                                       2,111,278
INSURANCE--4.31%
Allstate Corp. (The)                                                         8,000       134,640
Aspen Insurance Holdings Ltd.                                               20,825       453,777
Hartford Financial Services Group, Inc. (The)                                5,950        36,295
Prudential Financial, Inc.                                                  12,225       200,612
RenaissanceRe Holdings Ltd.                                                  9,000       405,270
Travelers Companies, Inc. (The)                                             19,000       686,850
                                                                                     -----------
                                                                                       1,917,444
REAL ESTATE INVESTMENT TRUSTS--3.66%
AvalonBay Communities, Inc.                                                  3,301       140,028
Boston Properties Inc.                                                       3,700       137,233
BRE Properties, Inc.                                                         8,600       162,712
Duke Realty Corp.                                                           12,000        82,800
HCP, Inc.                                                                    7,000       127,890
Health Care REIT, Inc.                                                       4,500       138,465
Hospitality Properties Trust                                                11,400       129,960
Liberty Property Trust                                                      11,300       206,451
Mack-Cali Realty Corp.                                                      12,000       204,960
National Retail Properties Inc.                                              9,000       129,330
ProLogis                                                                     6,000        34,740
Simon Property Group, Inc,                                                   4,000       132,400
                                                                                     -----------
                                                                                       1,626,969
                                                                                     -----------
   TOTAL FINANCIALS--16.53%                                                             7,354,03
                                                                                     -----------
HEALTH CARE--
BIOTECHNOLOGY--1.10%
Genzyme Corp.*                                                               4,000       243,720
Gilead Sciences, Inc.*                                                       5,500       246,400
                                                                                     -----------
                                                                                         490,120
HEALTH CARE PROVIDERS & SERVICES--0.42%
DaVita, Inc.*                                                                4,000       187,680
HEALTH EQUIPMENT & SUPPLIES--0.27%
Covidien Ltd.                                                                3,750       118,763
PHARMACEUTICALS--11.05%
Abbott Laboratories                                                         12,000       568,080
Eli Lilly & Co.                                                             20,350       597,883
Johnson & Johnson                                                           29,000     1,450,000
Merck & Co. Inc.                                                            23,000       556,600
Pfizer Inc.                                                                 71,000       874,010
Wyeth                                                                       21,325       870,487
                                                                                     -----------
                                                                                       4,917,060
                                                                                     -----------
   TOTAL HEALTH CARE--12.84%                                                            5,713,62
                                                                                     -----------
INDUSTRIALS--
AEROSPACE & DEFENSE--1.99%
Boeing Co. (The)                                                             6,500       204,360
Northrop Grumman Corp.                                                       4,000       149,440
United Technologies Corp.                                                   13,000       530,790
                                                                                     -----------
                                                                                         884,590
AIR FREIGHT & LOGISTICS--0.71%
United Parcel Services, Inc. (Class B)                                       7,700       317,086
COMMERCIAL SERVICES & SUPPLIES--0.47%
Deluxe Corp.                                                                 8,000        61,760
Sovran Self Storage, Inc.                                                    7,000       147,770
                                                                                     -----------
                                                                                         209,530
ELECTRICAL EQUIPMENT--0.08%
Tyco Electronics Ltd.                                                        3,750        35,550
INDUSTRIAL CONGLOMERATES--2.87%
3M Co.                                                                      10,200       463,692
General Electric Co.                                                        86,500       736,115
Tyco International Ltd.                                                      3,750        75,188
                                                                                     -----------
                                                                                       1,274,995
MACHINERY--0.22%
Barnes Group Inc.                                                           10,500        97,860
ROAD & RAIL--0.46%
Burlington Northern Santa Fe Corp.                                           3,500       205,695
TRANSPORTATION--0.52%
Seaspan Corp.                                                               25,000       231,250
                                                                                     -----------
   TOTAL INDUSTRIALS--7.32%                                                             3,256,55
                                                                                     -----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--1.82%
Harris Corp.                                                                12,750       475,320
Motorola, Inc.                                                              25,000        88,000
Nokia ADR                                                                    8,000        74,880
QUALCOMM Inc.                                                                5,075       169,657
                                                                                     -----------
                                                                                         807,857

COMMON STOCKS                                                              SHARES       VALUE
COMPUTERS & PERIPHERALS--1.86%
Diebold, Inc.                                                                8,250   $   182,490
International Business Machines Corp.                                        7,000       644,210
                                                                                     -----------
                                                                                         826,700
INTERNET SOFTWARE & SERVICES--0.04%
StarTek, Inc.*                                                               6,000        18,900
OFFICE ELECTRONICS--0.34%
Pitney Bowes Inc.                                                            7,925       152,873
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.73%
Intel Corp.                                                                 43,100       549,094
Linear Technology Corp.                                                     10,000       218,000
                                                                                     -----------
                                                                                         767,094
SOFTWARE--1.56%
Microsoft Corp.                                                             43,000       694,450
                                                                                     -----------
   TOTAL INFORMATION TECHNOLOGY--7.35%                                                 3,267,874
                                                                                     -----------
MATERIALS--
CHEMICALS--1.20%
Dow Chemical Co. (The)                                                      17,000       121,720
E. I. du Pont de Nemours and Co.                                            10,000       187,600
PPG Industries, Inc.                                                         7,200       223,632
                                                                                     -----------
                                                                                         532,952
METALS & MINING--0.21%
Alcoa Inc.                                                                  15,000        93,450
PAPER & FOREST PRODUCTS--0.41%
Potlatch Corp.                                                               8,000       182,160
                                                                                     -----------
   TOTAL MATERIALS--1.82%                                                                 808,56
                                                                                     -----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--6.75%
AT&T Inc.                                                                   49,950     1,187,311
FairPoint Communications, Inc.                                              55,197       108,738
Frontier Communications Corp.                                               50,000       360,000
Verizon Communications Inc.                                                 37,000     1,055,610
Windstream Corp.                                                            39,000       290,940
                                                                                     -----------
                                                                                       3,002,599
WIRELESS TELECOMMUNICATION SERVICES--0.29%
Rogers Communications, Inc.                                                  5,425       127,271
                                                                                     -----------
   TOTAL TELECOMMUNICATION SERVICES--7.04%                                             3,129,870
                                                                                     -----------
UTILITIES--
ELECTRIC UTILITIES--7.28%
Allegheny Energy, Inc.                                                       6,800       160,752
Ameren Corp.                                                                10,900       259,202
Consolidated Edison, Inc.                                                   13,000       470,730
DTE Energy Co.                                                              16,000       428,320
Duke Energy Corp.                                                           34,000       457,980
FPL Group Inc.                                                               4,550       206,251
Integrys Energy Group, Inc.                                                  7,500       180,375
PPL Corp.                                                                    3,950       110,166
Pinnacle West Capital Corp.                                                 13,000       341,380
Progress Energy, Inc.                                                        9,000       318,780
Southern Co.                                                                10,000       303,100
                                                                                     -----------
                                                                                       3,237,036
GAS UTILITIES--1.29%
Nicor Inc.                                                                   7,000       219,660
NiSource Inc.                                                               27,000       236,250
Sempra Energy                                                                2,875       119,514
                                                                                     -----------
                                                                                         575,424
                                                                                     -----------
   TOTAL UTILITIES--8.57%                                                              3,812,460
                                                                                     -----------
   TOTAL COMMON STOCK--98.70%
       (Cost $70,677,779)                                                             43,908,560
                                                                                     -----------
MONEY MARKET FUND
SM&R Money Market Fund, 0.00% (a)                                           98,055        98,055
                                                                                     -----------
   TOTAL MONEY MARKET FUND--0.22%
       (Cost $98,055)                                                                     98,055
                                                                                     -----------
COMMERCIAL PAPER                                                            FACE
                                                                           AMOUNT
FINANCIALS--
DIVERSIFIED FINANCIAL SERVICES--0.74%
Volvo Treasury, 2.30%, 03/02/09                                           $330,000       329,958
                                                                                     -----------
   TOTAL FINANCIALS--0.74%                                                               329,958
                                                                                     -----------
   TOTAL COMMERCIAL PAPER--0.74%
      (Cost $329,958)                                                                    329,958
                                                                                     -----------
   TOTAL INVESTMENTS--99.66%
      (Cost $71,105,792)                                                              44,336,573
   CASH AND OTHER ASSETS, LESS LIABILITIES--0.34%                                        153,075
                                                                                     -----------
   NET ASSETS--100.00%                                                               $44,489,648
                                                                                     ===========

* --Non-income producing securities

ABBREVIATIONS
ADR--American Depositary Receipt

NOTE TO SCHEDULE OF INVESTMENTS:

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2009. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Equity Income Fund are affiliated by having the same investment adviser.

(b)  Non-voting shares

See notes to financial statements.

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary        5.96%
Consumer Staples             15.93%
Energy                       15.47%
Financials                   17.33%
Health Care                  12.89%
Industrials                   7.35%
Information Technology        7.37%
Materials                     1.82%
Miscellaneous                 0.22%
Telecommunication Services    7.06%
Utilities                     8.60%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2009 (Unaudited)

SM&R EQUITY INCOME FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $71,007,737)   $ 44,238,518
Investment in affiliated money market fund (Cost $98,055)                   98,055
                                                                      ------------
   Total investments (Cost $71,105,792)                                 44,336,573
Prepaid expenses                                                            42,871
Receivable for:
   Capital stock sold                                                        3,798
   Dividends                                                               259,403
   Expense reimbursement                                                     1,497
Other assets                                                                62,734
                                                                      ------------
      TOTAL ASSETS                                                      44,706,876
                                                                      ------------
LIABILITIES
Capital stock reacquired                                                   117,941
Payable to investment adviser for fund expenses                             46,230
Accrued:
   Investment advisory fees                                                 28,586
   Administrative service fees                                               9,529
   Distribution fees                                                         6,387
Other liabilities                                                            9,545
                                                                      ------------
      TOTAL LIABILITIES                                                    218,218
                                                                      ------------
      NET ASSETS                                                      $ 44,488,658
                                                                      ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                            $ 72,110,857
Undistributed net investment income                                        395,288
Accumulated net realized loss on investments                            (1,248,268)
Net unrealized depreciation of investments                             (26,769,219)
                                                                      ------------
Net Assets                                                            $ 44,488,658
                                                                      ============
NET ASSETS:
Class A                                                               $  3,692,746
Class B                                                               $  1,551,047
Class T                                                               $ 39,244,865
                                                                      ------------
   TOTAL NET ASSETS:                                                  $ 44,488,658
                                                                      ============
CAPITAL STOCK ($.01 PAR VALUE PER SHARE):
Class A:
   Authorized                                                           50,000,000
   Outstanding                                                             361,541
Class B:
   Authorized                                                           25,000,000
   Outstanding                                                             158,200
Class T:
   Authorized                                                           75,000,000
   Outstanding                                                           3,665,232
Class A:
   Net asset value and redemption price per share                     $      10.21
   Offering price per share: (Net assets value of $10.21 / 95%)       $      10.75
Class B:
   Net asset value and offering price per share                       $       9.80
Class T:
   Net asset value and redemption price per share                     $      10.71
   Offering price per share: (Net assets value of $10.71 / 94.25%)    $      11.36

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2009 (Unaudited)

SM&R EQUITY INCOME FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $3,719)                     $  1,427,979
Interest                                                                     6,328
Interest from affiliated money market fund                                     689
                                                                      ------------
      TOTAL INVESTMENT INCOME                                            1,434,996
                                                                      ------------
EXPENSES
Investment advisory fees                                                   224,109
Administrative service fees                                                 74,703
Professional fees                                                            7,038
Custody and transaction fees                                                 5,239
Directors' fees and expenses                                                 4,903
Compliance expenses                                                          7,011
Qualification fees
   Class A                                                                     272
   Class B                                                                     257
   Class T                                                                     657
Shareholder reporting expenses
   Class A                                                                   1,001
   Class B                                                                     410
   Class T                                                                  10,169
Distribution fees
   Class A                                                                   6,355
   Class B                                                                   7,869
Insurance expenses                                                          14,281
                                                                      ------------
      TOTAL EXPENSES                                                       364,274
      LESS EXPENSES REIMBURSED                                              (6,515)
                                                                      ------------
      NET EXPENSES                                                         357,759
                                                                      ------------
INVESTMENT INCOME--NET                                                   1,077,237
                                                                      ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                     (1,235,170)
   Change in unrealized depreciation of investments                    (32,001,010)
                                                                      ------------
NET LOSS ON INVESTMENTS                                                (33,236,180)
                                                                      ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $(32,158,943)
                                                                      ============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R EQUITY INCOME FUND

                                                            (UNAUDITED)
                                                          SIX MONTHS ENDED    YEAR ENDED
                                                            FEBRUARY 28,      AUGUST 31,
                                                          ----------------   ------------
                                                                2009             2008
                                                          ----------------   ------------
DECREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                                   $  1,077,237     $  2,289,554
   Net realized gain (loss) on investments                    (1,235,170)       5,110,151
   Change in unrealized depreciation of investments          (32,001,010)     (17,227,147)
                                                            ------------     ------------
   Net decrease in net assets resulting from operations      (32,158,943)      (9,827,442)
                                                            ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                    (93,556)        (217,885)
      Class B                                                    (37,090)         (87,891)
      Class T                                                   (965,076)      (2,091,434)
   Capital gains
      Class A                                                   (389,186)        (544,666)
      Class B                                                   (169,693)        (256,895)
      Class T                                                 (3,947,970)      (4,643,731)
                                                            ------------     ------------
      Total distributions to shareholders                     (5,602,571)      (7,842,502)
                                                            ------------     ------------
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                   (230,773)      (1,735,565)
      Class B                                                     32,039       (1,732,818)
      Class T                                                  2,118,764       (3,462,948)
                                                            ------------     ------------
      Total capital share transactions--net                    1,920,030       (6,931,331)
                                                            ------------     ------------
TOTAL DECREASE IN NET ASSETS                                 (35,841,484)     (24,601,275)
NET ASSETS
   Beginning of period                                        80,330,142      104,931,417
                                                            ------------     ------------
   End of period                                            $ 44,488,658     $ 80,330,142
                                                            ============     ============
Undistributed Net Investment Income                         $    395,288     $    413,773
                                                            ============     ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R EQUITY INCOME FUND

                                                                                     CLASS A SHARES
                                                                ------------------------------------------------------
                                                                 (UNAUDITED)
                                                                 SIX MONTHS
                                                                    ENDED
                                                                FEBRUARY 28,            YEAR ENDED AUGUST 31,
                                                                ------------  ----------------------------------------
                                                                    2009        2008      2007    2006    2005    2004
                                                                ------------  -------   -------  ------  ------  ------
Net asset value, beginning of period                              $ 19.26     $ 23.40   $ 23.12  $23.22  $22.11  $20.03
Income (loss) from investment operations
   Investment income--net                                            0.24        0.48      0.64    0.45    0.35    0.26
   Net realized and unrealized gain (loss) on investments           (7.88)      (2.75)     1.71    1.70    1.68    2.10
                                                                  -------     -------   -------  ------  ------  ------
      Total from investment operations                              (7.64)      (2.27)     2.35    2.15    2.03    2.36
Less distributions
   Investment income--net                                           (0.26)      (0.53)    (0.68)  (0.40)  (0.39)  (0.28)
   Capital gains                                                    (1.15)      (1.34)    (1.39)  (1.85)  (0.53)     --
                                                                  -------     -------   -------  ------  ------  ------
      Total distributions                                           (1.41)      (1.87)    (2.07)  (2.25)  (0.92)  (0.28)
                                                                  -------     -------   -------  ------  ------  ------
Net asset value, end of period                                    $ 10.21     $ 19.26   $ 23.40  $23.12  $23.22  $22.11
                                                                  =======     =======   =======  ======  ======  ======
Total return (1)                                                   (41.11)%**  (10.34)%   10.31%   9.89%   9.25%  11.79%
                                                                  =======     =======   =======  ======  ======  ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                         $ 3,693     $ 7,150   $10,524  $9,269  $9,088  $8,063
Ratio of expenses with reimbursement to average net assets (2)       1.26%*      1.26%     1.26%   1.26%   1.26%   1.26%
Ratio of expenses without reimbursement to average net assets        1.45%*      1.49%     1.43%   1.54%   1.50%   1.43%
Ratio of net investment income to average net assets                 3.56%*      2.47%     2.57%   2.00%   1.53%   1.08%
Portfolio turnover rate                                              3.67%      11.88%    11.40%  47.59%  18.45%   6.74%

                                                                                      CLASS B SHARES
                                                                -------------------------------------------------------
                                                                 (UNAUDITED)
                                                                 SIX MONTHS
                                                                    ENDED
                                                                FEBRUARY 28,             YEAR ENDED AUGUST 31,
                                                                ------------   ----------------------------------------
                                                                    2009         2008     2007    2006    2005    2004
                                                                ------------   -------   ------  ------  ------  ------
Net asset value, beginning of period                               $ 18.58     $ 22.63   $22.33  $22.49  $21.46  $19.44
Income (loss) from investment operations
   Investment income--net                                             0.23        0.15     0.40    0.29    0.23    0.13
   Net realized and unrealized gain (loss) on investments            (7.61)      (2.42)    1.84    1.69    1.61    2.07
                                                                   -------     -------   ------  ------  ------  ------
      Total from investment operations                               (7.38)      (2.27)    2.24    1.98    1.84    2.20
Less distributions
   Investment income--net                                            (0.25)      (0.44)   (0.55)  (0.29)  (0.28)  (0.18)
   Capital gains                                                     (1.15)      (1.34)   (1.39)  (1.85)  (0.53)     --
                                                                   -------     -------   ------  ------  ------  ------
      Total distributions                                            (1.40)      (1.78)   (1.94)  (2.14)  (0.81)  (0.18)
                                                                   -------     -------   ------  ------  ------  ------
Net asset value, end of period                                     $  9.80     $ 18.58   $22.63  $22.33  $22.49  $21.46
                                                                   =======     =======   ======  ======  ======  ======
Total return (1)                                                    (41.23)%**  (10.72)%  10.20%   9.40%   8.64%  11.36%
                                                                   =======     =======   ======  ======  ======  ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                          $ 1,551     $ 2,863   $5,373  $6,759  $7,744  $7,375
Ratio of expenses with reimbursement to average net assets (2)        1.76%*      1.76%    1.76%   1.76%   1.76%   1.76%
Ratio of expenses without reimbursement to average net assets         1.97%*      2.09%    1.95%   2.06%   2.05%   1.95%
Ratio of net investment income to average net assets                  3.07%*      1.98%    2.09%   1.45%   1.04%   0.58%
Portfolio turnover rate                                               3.67%      11.88%   11.40%  47.59%  18.45%   6.74%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.26% for Class A and 1.76% for Class B until December 31, 2009.

See notes to financial statements.

                                                                                       CLASS T SHARES
                                                                -----------------------------------------------------------
                                                                (UNAUDITED)
                                                                 SIX MONTHS
                                                                    ENDED
                                                                FEBRUARY 28,               YEAR ENDED AUGUST 31,
                                                                ------------   --------------------------------------------
                                                                    2009         2008      2007     2006     2005     2004
                                                                ------------   -------   -------  -------  -------  -------
Net asset value, beginning of period                               $ 20.10     $ 24.40   $ 23.97  $ 23.97  $ 22.77  $ 20.56
Income (loss) from investment operations
   Investment income--net                                             0.27        0.50      0.69     0.50     0.40     0.28
   Net realized and unrealized gain (loss) on investments            (8.23)      (2.95)     1.81     1.76     1.72     2.21
                                                                   -------     -------   -------  -------  -------  -------
      Total from investment operations                               (7.96)      (2.45)     2.50     2.26     2.12     2.49
Less distributions
   Investment income--net                                            (0.28)      (0.51)    (0.68)   (0.41)   (0.39)   (0.28)
   Capital gains                                                     (1.15)      (1.34)    (1.39)   (1.85)   (0.53)      --
                                                                   -------     -------   -------  -------  -------  -------
      Total distributions                                            (1.43)      (1.85)    (2.07)   (2.26)   (0.92)   (0.28)
                                                                   -------     -------   -------  -------  -------  -------
Net asset value, end of period                                     $ 10.71     $ 20.10   $ 24.40  $ 23.97  $ 23.97  $ 22.77
                                                                   =======     =======   =======  =======  =======  =======
Total return (1)                                                    (41.02)%**  (10.35)%   10.60%   10.04%    9.35%   12.14%
                                                                   =======     =======   =======  =======  =======  =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                          $39,245     $70,316   $89,034  $90,698  $95,744  $97,802
Ratio of expenses to average net assets                               1.18%*      1.14%     1.12%    1.15%    1.14%    1.10%
Ratio of net investment income to average net assets                  3.66%*      2.58%     2.72%    2.09%    1.66%    1.24%
Portfolio turnover rate                                               3.67%*     11.88%    11.40%   47.59%   18.45%    6.74%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2009 (Unaudited)

SM&R BALANCED FUND

COMMON STOCKS                                                              SHARES       VALUE
CONSUMER DISCRETIONARY--
HOTELS, RESTAURANTS & LEISURE--1.09%
Host Hotels & Resorts Inc.*                                                  2,265   $     8,380
McDonald's Corp.                                                             2,500       130,625
Starwood Hotels & Resorts
   Worldwide, Inc.                                                           3,000        34,770
Wyndham Worldwide Corp.                                                      1,020         3,764
                                                                                     -----------
                                                                                         177,539
HOUSEHOLD DURABLES--0.69%
Newell Rubbermaid Inc.                                                       3,800        21,470
Stanley Works (The)                                                          3,400        90,984
                                                                                     -----------
                                                                                         112,454
LEISURE EQUIPMENT & PRODUCTS--0.05%
Eastman Kodak Co.                                                            2,450         7,815
MEDIA--0.85%
CBS Corp. (Class B)                                                          2,000         8,540
Viacom Inc. (Class B)*                                                       2,000        30,780
Walt Disney Co. (The)                                                        6,000       100,620
                                                                                     -----------
                                                                                         139,940
MULTILINE RETAIL--1.10%
J.C. Penney Co., Inc.                                                        4,025        61,703
Target Corp.                                                                 4,150       117,487
                                                                                     -----------
                                                                                         179,190
SPECIALTY RETAIL--1.89%
Best Buy Co., Inc.                                                           3,000        86,460
Limited Brands, Inc.                                                         7,600        58,444
Lowe's Companies, Inc.                                                       5,800        91,872
TJX Companies, Inc. (The)                                                    3,200        71,264
                                                                                     -----------
                                                                                         308,040
                                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY--5.67%                                                   924,978
                                                                                     -----------
CONSUMER STAPLES--
BEVERAGES--1.85%
Coca-Cola Co. (The)                                                          3,500       142,975
International Flavors & Fragrances Inc.                                        900        23,679
PepsiCo, Inc.                                                                2,800       134,792
                                                                                     -----------
                                                                                         301,446
FOOD PRODUCTS--1.36%
H.J. Heinz Co.                                                               2,600        84,942
McCormick & Co., Inc. (c)                                                    2,000        62,700
Sensient Technologies Corp.                                                  3,700        74,740
                                                                                     -----------
                                                                                         222,382
FOOD & STAPLES RETAILING--2.01%
CVS Caremark Corp.                                                           3,000        77,220
SUPERVALU, INC.                                                              3,475        54,245
Wal-Mart Stores, Inc.                                                        4,000       196,960
                                                                                     -----------
                                                                                         328,425
HOUSEHOLD PRODUCTS--2.02%
Kimberly-Clark Corp.                                                         2,200       103,642
Procter & Gamble Co. (The)                                                   4,700       226,399
                                                                                     -----------
                                                                                         330,041
PERSONAL PRODUCTS--1.12%
Alberto-Culver Co.                                                           1,800        39,852
Avon Products, Inc.                                                          3,050        53,649
Colgate-Palmolive Co.                                                        1,475        88,765
                                                                                     -----------
                                                                                         182,266
TOBACCO--0.42%
Philip Morris International Inc.                                             2,050        68,614
                                                                                     -----------
   TOTAL CONSUMER STAPLES--8.78%                                                        1,433,17
                                                                                     -----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--1.47%
Oceaneering International, Inc.*                                             1,500        47,655
Schlumberger Ltd.                                                            2,200        83,732
Transocean Ltd.*                                                               900        53,793
Weatherford International Ltd.*                                              5,200        55,484
                                                                                     -----------
                                                                                         240,664
OIL, GAS & CONSUMABLE FUELS--7.49%
Anadarko Petroleum Corp.                                                     4,000       139,800
BP PLC ADR                                                                   3,500       134,260
Chevron Corp.                                                                3,051       185,226
Exxon Mobil Corp.                                                            9,000       611,100
Royal Dutch Shell PLC                                                        3,000       131,910
Spectra Energy Corp.                                                         1,500        19,500
                                                                                     -----------
                                                                                       1,221,796
                                                                                     -----------
   TOTAL ENERGY--8.96%                                                                 1,462,460
                                                                                     -----------
FINANCIALS--
COMMERCIAL BANKS--1.53%
Bank of America Corp.                                                       10,000        39,500
PNC Financial Services Group, Inc.                                           3,000        82,020
U.S. Bancorp                                                                 5,000        71,550
Wells Fargo & Co.                                                            4,716        57,064
                                                                                     -----------
                                                                                         250,134
DIVERSIFIED FINANCIAL SERVICES--3.02%
Allied Capital Corp.                                                         3,400         3,638
Charles Schwab Corp. (The)                                                   5,600        71,176

COMMON STOCKS                                                              SHARES       VALUE
Citigroup Inc.                                                              14,500   $    21,750
Discover Financial Services                                                  3,000        17,190
Goldman Sachs Group, Inc. (The)                                                700        63,756
JPMorgan Chase & Co.                                                         6,500       148,525
Morgan Stanley                                                               5,000        97,700
Principal Financial Group, Inc.                                              3,850        30,762
State Street Corp.                                                           1,500        37,905
                                                                                     -----------
                                                                                         492,402
INSURANCE--2.50%
Allstate Corp. (The)                                                         2,300        38,709
Aspen Insurance Holdings Ltd.                                                4,125        89,884
Hartford Financial Services
   Group, Inc. (The)                                                         1,375         8,387
Prudential Financial, Inc.                                                   3,000        49,230
RenaissanceRe Holdings Ltd.                                                  1,700        76,551
Travelers Companies, Inc. (The)                                              4,000       144,600
                                                                                     -----------
                                                                                         407,361
                                                                                     -----------
   TOTAL FINANCIALS--7.05%                                                             1,149,897
                                                                                     -----------
HEALTH CARE--
BIOTECHNOLOGY--2.14%
Amgen Inc.*                                                                  1,300        63,609
Genentech, Inc.*                                                             1,925       164,684
Genzyme Corp.*                                                                 875        53,314
Gilead Sciences, Inc.*                                                       1,500        67,200
                                                                                     -----------
                                                                                         348,807
HEALTH CARE PROVIDERS & SERVICES--1.00%
DaVita, Inc.*                                                                  925        43,401
Patterson Companies Inc.*                                                    1,500        27,105
UnitedHealth Group Inc.                                                      2,050        40,283
WellPoint Inc.*                                                              1,550        52,576
                                                                                     -----------
                                                                                         163,365
HEALTH EQUIPMENT & SUPPLIES--1.14%
Beckman Coulter, Inc.                                                        1,400        62,776
Covidien Ltd.                                                                  900        28,503
Hologic, Inc.*                                                               1,750        19,810
Varian Medical Systems, Inc.*                                                1,300        39,663
Zimmer Holdings, Inc.*                                                       1,000        35,020
                                                                                     -----------
                                                                                         185,772
PHARMACEUTICALS--6.17%
Abbott Laboratories                                                          2,500       118,350
Eli Lilly & Co.                                                              3,850       113,113
Endo Pharmaceuticals Holdings Inc.*                                          1,750        33,215
Johnson & Johnson                                                            5,000       250,000
Merck & Co. Inc.                                                             5,300       128,260
Pfizer Inc.                                                                 15,000       184,650
Wyeth                                                                        4,400       179,608
                                                                                     -----------
                                                                                       1,007,196
                                                                                     -----------
   TOTAL HEALTH CARE--10.45%                                                           1,705,140
                                                                                     -----------
INDUSTRIALS--
AEROSPACE & DEFENSE--2.33%
Boeing Co. (The)                                                             2,075        65,238
General Dynamics Corp.                                                       1,300        56,966
Goodrich Corp.                                                               1,700        56,338
L-3 Communications Holdings, Inc.                                              900        60,885
Northrop Grumman Corp.                                                       1,200        44,832
Rockwell Collins, Inc.                                                       1,225        38,220
United Technologies Corp.                                                    1,400        57,162
                                                                                     -----------
                                                                                         379,641
AIR FREIGHT & LOGISTICS--0.68%
FedEx Corp.                                                                    875        37,809
United Parcel Services, Inc. (Class B)                                       1,775        73,094
                                                                                     -----------
                                                                                         110,903
ELECTRICAL EQUIPMENT--0.05%
Tyco Electronics Ltd.                                                          900         8,532
INDUSTRIAL CONGLOMERATES--1.68%
3M Co.                                                                       1,925        87,510
General Electric Co.                                                        19,750       168,072
Tyco International Ltd.                                                        900        18,045
                                                                                     -----------
                                                                                         273,627
MACHINERY--1.06%
Barnes Group Inc.                                                            2,000        18,640
Caterpillar Inc.                                                             1,100        27,071
Danaher Corp.                                                                1,000        50,760
Illinois Tool Works Inc.                                                     1,800        50,040
Ingersoll-Rand Co. Ltd (Class A)                                             1,900        26,942
                                                                                     -----------
                                                                                         173,453
ROAD & RAIL--0.34%
Burlington Northern Santa Fe Corp.                                             950        55,831
TRANSPORTATION--0.13%
Seaspan Corp.                                                                2,250        20,813
                                                                                     -----------
   TOTAL INDUSTRIALS--6.27%                                                            1,022,800
                                                                                     -----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--2.80%
Arris Group Inc.*                                                            6,500        39,780
Cisco Systems, Inc.*                                                        10,225       148,978
Harris Corp.                                                                 2,300        85,744

COMMON STOCKS                                                              SHARES       VALUE
Motorola, Inc.                                                                6,200  $    21,824
Nokia ADR                                                                     6,500       60,840
QUALCOMM Inc.                                                                 3,000      100,290
                                                                                     -----------
                                                                                         457,456
COMPUTERS & PERIPHERALS--3.38%
Apple Inc.*                                                                   1,500      133,965
EMC Corp.*                                                                    6,000       63,000
Hewlett-Packard Co.                                                           4,500      130,635
International Business Machines Corp.                                         2,425      223,173
                                                                                     -----------
                                                                                         550,773
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.51%
Agilent Technologies, Inc.*                                                   2,000       27,740
Thermo Fisher Scientific, Inc.*                                               1,525       55,297
                                                                                     -----------
                                                                                          83,037
INTERNET SOFTWARE & SERVICES--0.47%
Akamai Technologies, Inc.*                                                    1,900       34,371
Research In Motion Ltd.*                                                      1,050       41,937
                                                                                     -----------
                                                                                          76,308
IT SERVICES--0.20%
Global Payments Inc.                                                          1,075       32,981
OFFICE ELECTRONICS--0.20%
Pitney Bowes Inc.                                                             1,725       33,275
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.43%
Intel Corp.                                                                  11,000      140,140
Linear Technology Corp.                                                       2,000       43,600
Texas Instruments Inc.                                                        3,400       48,790
                                                                                     -----------
                                                                                         232,530
SOFTWARE--2.75%
Amdocs Ltd.*                                                                  1,550       25,963
Electronic Arts Inc.*                                                         1,500       24,465
Microsoft Corp.                                                              17,000      274,550
Oracle Corp.*                                                                 8,000      124,320
                                                                                     -----------
                                                                                         449,298
                                                                                     -----------
   TOTAL INFORMATION TECHNOLOGY--11.74%                                                1,915,658
                                                                                     -----------
MATERIALS--
CHEMICALS--0.64%
Airgas, Inc.                                                                  1,100       33,869
Dow Chemical Co. (The)                                                        1,600       11,456
PPG Industries, Inc.                                                            900       27,954
E. I. du Pont de Nemours and Co.                                              1,700       31,892
                                                                                     -----------
                                                                                         105,171
METALS & MINING--0.17%
Nucor Corp.                                                                     700       23,555
United States Steel Corp.                                                       200        3,934
                                                                                     -----------
                                                                                          27,489
PAPER & FOREST PRODUCTS--0.06%
MeadWestvaco Corp.                                                            1,000        9,340
                                                                                     -----------
   TOTAL MATERIALS--0.87%                                                                142,000
                                                                                     -----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--2.93%
AT&T Inc.                                                                    11,325      269,195
FairPoint Communications, Inc.                                                  102          201
Verizon Communications Inc.                                                   5,450      155,489
Windstream Corp.                                                              7,100       52,966
                                                                                     -----------
                                                                                         477,851
WIRELESS TELECOMMUNICATION SERVICES--0.41%
American Tower Corp.*                                                         1,250       36,400
Rogers Communications, Inc.                                                   1,300       30,498
                                                                                     -----------
                                                                                          66,898
                                                                                     -----------
   TOTAL TELECOMMUNICATION SERVICES--3.34%                                               544,749
                                                                                     -----------
UTILITIES--
ELECTRIC UTILITIES--2.77%
Allegheny Energy, Inc.                                                        1,600       37,824
Ameren Corp.                                                                  3,000       71,340
CenterPoint Energy, Inc.                                                      2,000       20,640
Constellation Energy Group                                                    3,000       59,280
Duke Energy Corp.                                                             2,000       26,940
Exelon Corp.                                                                  1,400       66,108
FPL Group, Inc.                                                               1,100       49,863
NRG Energy, Inc.*                                                             1,250       23,625
PPL Corp.                                                                       925       25,798
Southern Co.                                                                  2,300       69,713
                                                                                     -----------
                                                                                         451,131
GAS UTILITIES--0.17%
Sempra Energy                                                                   675       28,060
                                                                                     -----------
   TOTAL UTILITIES--2.94%                                                                479,191
                                                                                     -----------
   TOTAL COMMON STOCK--66.07%
       (Cost $16,525,315)                                                             10,780,047
                                                                                     -----------

                                                                            FACE
CORPORATE BONDS                                                            AMOUNT        VALUE
CONSUMER STAPLES--
PERSONAL PRODUCTS--3.13%
Avon Products, Inc.,
   7.15%, 11/15/09 (b)                                                    $500,000   $   511,243
                                                                                     -----------
      TOTAL CONSUMER STAPLES--3.13%                                                      511,243
                                                                                     -----------
FINANCIALS--
COMMERCIAL BANKS--4.31%
Royal Bank of Scotland GRP PLC,
   yankee bond, 6.40%, 04/01/09 (b)                                        500,000       497,771
Washington Mutual, Inc.,
   4.20%, 01/15/10 (b)                                                     250,000       206,250
                                                                                     -----------
                                                                                         704,021
DIVERSIFIED FINANCIAL SERVICES--10.76%
Ameriprise Financial, Inc.,
   5.65%, 11/15/15                                                         500,000       424,100
General Electric Capital Corp.,
   3.75%, 12/15/09 (b)                                                     350,000       350,304
Goldman Sachs Group (The),
   5.30%, 02/14/12                                                         500,000       483,497
Weingarten Realty Investors,
   7.35%, 07/20/09 (b)                                                     500,000       496,747
                                                                                     -----------
                                                                                       1,754,648
INSURANCE--3.07%
Mony Group Inc. (The),
   8.35%, 03/15/10                                                         500,000       500,518
                                                                                     -----------
      TOTAL FINANCIALS--18.14%                                                         2,959,187
                                                                                     -----------
INDUSTRIALS--
ELECTRICAL EQUIPMENT--3.09%
Emerson Electric Co., 5.25%, 10/15/18                                      500,000       504,102
ROAD & RAIL--2.50%
Vulcan Materials, 6.40%, 11/30/17                                          500,000       408,287
TRANSPORTATION--1.82%
Hertz Corp., 7.40%, 03/01/11                                               455,000       295,750
                                                                                     -----------
      TOTAL INDUSTRIALS--7.41%                                                         1,208,139
                                                                                     -----------
      TOTAL CORPORATE BONDS--28.68%
         (Cost $5,004,513)                                                             4,678,569
                                                                                     -----------
U S GOVERNMENT AGENCY SECURITIES--
U S GOVERNMENT AGENCY SECURITIES--0.15%
Federal Home Loan Mortgage Corp.,
   Pool #284839, 8.50%, 01/01/17                                             3,060         3,291
Federal National Mortgage
   Association, Pool #048974, 8.00%, 06/01/17                               19,649        20,884
                                                                                     -----------
                                                                                          24,175
                                                                                     -----------
      TOTAL US GOVERNMENT AGENCY SECURITIES--0.15%
         (Cost $22,536)                                                                   24,175
                                                                                     -----------
MONEY MARKET FUND                                                          SHARES
SM&R Money Market Fund, 0.00% (a)                                          39,678         39,678
                                                                                     -----------
      TOTAL MONEY MARKET FUND--0.24%
         (Cost $39,678)                                                                   39,678
                                                                                     -----------
COMMERCIAL PAPER                                                            FACE
                                                                           AMOUNT
FINANCIALS--
DIVERSIFIED FINANCIAL SERVICES--3.92%
Volvo Treasury, 5.30%, 03/02/09                                           $640,000       639,918
                                                                                     -----------
      TOTAL FINANCIALS--3.92%                                                            639,918
                                                                                     -----------
      TOTAL COMMERCIAL PAPER--3.92%
         (Cost $639,918)                                                                 639,918
                                                                                     -----------
      TOTAL INVESTMENTS--99.06%
         (Cost $22,231,960)                                                           16,162,387
      CASH AND OTHER ASSETS, LESS LIABILITIES--0.94%                                     153,324
                                                                                     -----------
      NET ASSETS--100.00%                                                            $16,315,711
                                                                                     ===========

*    --Non-income producing securities

ABBREVIATIONS
ADR--American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2009. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Balanced Fund are affiliated by having the same investment adviser.

(b)  Long term obligations that will mature in less than one year.

(c)  Non-voting shares

See notes to financial statements.

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary        5.72%
Consumer Staples             12.03%
Energy                        9.05%
Financials                   29.38%
Health Care                  10.55%
Industrials                  13.80%
Information Technology       11.85%
Materials                     0.88%
Miscellaneous                 0.25%
Telecommunication Services    3.37%
U S Government                0.15%
Utilities                     2.97%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2009 (Unaudited)

SM&R BALANCED FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $22,192,282)   $16,122,709
Investment in affiliated money market fund (Cost $39,678)                  39,678
                                                                      -----------
   Total investments (Cost $22,231,960)                                16,162,387
Prepaid expenses                                                           30,975
Receivable for:
   Investment securities sold                                                  89
   Capital stock sold                                                         932
   Dividends                                                               51,954
   Interest                                                               105,003
   Expense reimbursement                                                    3,755
Other assets                                                               15,158
                                                                      -----------
      TOTAL ASSETS                                                     16,370,253
                                                                      -----------
LIABILITIES
Capital stock reacquired                                                   11,243
Payable to investment adviser for fund expenses                            21,175
Accrued:
   Investment advisory fees                                                10,080
   Administrative service fees                                              3,360
   Distribution fees                                                        3,216
Other liabilities                                                           5,468
                                                                      -----------
      TOTAL LIABILITIES                                                    54,542
                                                                      -----------
      NET ASSETS                                                      $16,315,711
                                                                      ===========
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                            $23,161,301
Undistributed net investment income                                        92,566
Accumulated net realized loss on investments                             (868,583)
Net unrealized depreciation of investments                             (6,069,573)
                                                                      -----------
Net Assets                                                            $16,315,711
                                                                      ===========
NET ASSETS:
Class A                                                               $ 2,149,686
Class B                                                               $   814,994
Class T                                                               $13,351,031
                                                                      -----------
   TOTAL NET ASSETS                                                   $16,315,711
                                                                      ===========
CAPITAL STOCK ($.01 PAR VALUE PER SHARE):
Class A:
   Authorized                                                          50,000,000
   Outstanding                                                            211,305
Class B:
   Authorized                                                          25,000,000
   Outstanding                                                             79,268
Class T:
   Authorized                                                          25,000,000
   Outstanding                                                          1,257,767
Class A:
   Net asset value and redemption price per share                     $     10.17
   Offering price per share: (Net assets value of $10.17 / 95%)       $     10.71
Class B:
   Net asset value and offering price per share                       $     10.28
Class T:
   Net asset value and redemption price per share                     $     10.61
   Offering price per share: (Net assets value of $10.61 / 94.25%)    $     11.26

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2009 (Unaudited)

SM&R BALANCED FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $446)                       $   231,405
Interest                                                                  175,585
Interest from affiliated money market fund                                    323
                                                                      -----------
      TOTAL INVESTMENT INCOME                                             407,313
                                                                      -----------
EXPENSES
Investment advisory fees                                                   72,870
Administrative service fees                                                24,290
Professional fees                                                           3,546
Custody and transaction fees                                                8,810
Directors' fees and expenses                                                4,903
Compliance expenses                                                         2,163
Qualification fees
   Class A                                                                    205
   Class B                                                                    152
   Class T                                                                    492
Shareholder reporting expenses
   Class A                                                                    406
   Class B                                                                    154
   Class T                                                                  2,542
Distribution fees
   Class A                                                                  3,261
   Class B                                                                  3,530
Insurance expenses                                                          4,450
                                                                      -----------
      TOTAL EXPENSES                                                      131,774
      LESS EXPENSES REIMBURSED                                             (8,669)
                                                                      -----------
      NET EXPENSES                                                        123,105
                                                                      -----------
INVESTMENT INCOME--NET                                                    284,208
                                                                      -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                      (868,580)
   Change in unrealized appreciation of investments                    (7,467,175)
                                                                      -----------
NET LOSS ON INVESTMENTS                                                (8,335,755)
                                                                      -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $(8,051,547)
                                                                      ===========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R BALANCED FUND

                                                             (UNAUDITED)
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                            FEBRUARY 28,     AUGUST 31,
                                                          ----------------   -----------
                                                               2009             2008
                                                          ----------------   -----------
DECREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                                   $    284,208     $   507,741
   Net realized gain (loss) on investments                      (868,580)      1,242,751
   Change in unrealized depreciation of investments           (7,467,175)     (3,968,875)
                                                            ------------     -----------
   Net decrease in net assets resulting from operations       (8,051,547)     (2,218,383)
                                                            ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                    (40,131)        (67,234)
      Class B                                                    (12,087)        (21,861)
      Class T                                                   (235,336)       (426,224)
   Capital gains
      Class A                                                   (143,495)        (62,795)
      Class B                                                    (49,091)        (28,506)
      Class T                                                   (828,203)       (403,880)
                                                            ------------     -----------
      Total distributions to shareholders                     (1,308,343)     (1,010,500)
                                                            ------------     -----------
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                    240,090        (815,659)
      Class B                                                     38,235        (770,842)
      Class T                                                    720,923        (706,435)
                                                            ------------     -----------
      Total capital share transactions--net                      999,248      (2,292,936)
                                                            ------------     -----------
TOTAL DECREASE IN NET ASSETS                                  (8,360,642)     (5,521,819)
NET ASSETS
   Beginning of period                                        24,676,353      30,198,172
                                                            ------------     -----------
   End of period                                            $ 16,315,711     $24,676,353
                                                            ============     ===========
Undistributed Net Investment Income                         $     92,566     $    95,912
                                                            ============     ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R BALANCED FUND

                                                                                      CLASS A SHARES
                                                                ----------------------------------------------------------
                                                                 (UNAUDITED)
                                                                 SIX MONTHS
                                                                    ENDED
                                                                FEBRUARY 28,               YEAR ENDED AUGUST 31,
                                                                ------------    ------------------------------------------
                                                                     2009        2008     2007     2006     2005     2004
                                                                   -------      ------   ------   ------   ------   ------
Net asset value, beginning of period                               $ 16.28      $18.37   $17.91   $18.19   $17.60   $16.65
Income (loss) from investment operations
   Investment income--net                                             0.20        0.29     0.36     0.32     0.35     0.28
   Net realized and unrealized gain (loss) on investments            (5.41)      (1.72)    1.57     0.50     0.65     1.18
                                                                   -------      ------   ------   ------   ------   ------
      Total from investment operations                               (5.21)      (1.43)    1.93     0.82     1.00     1.46
Less distributions
   Investment income--net                                            (0.20)      (0.33)   (0.37)   (0.31)   (0.35)   (0.30)
   Capital gains                                                     (0.70)      (0.33)   (1.10)   (0.79)   (0.06)   (0.21)
                                                                   -------      ------   ------   ------   ------   ------
      Total distributions                                            (0.90)      (0.66)   (1.47)   (1.10)   (0.41)   (0.51)
                                                                   -------      ------   ------   ------   ------   ------
Net asset value, end of period                                     $ 10.17      $16.28   $18.37   $17.91   $18.19   $17.60
                                                                   =======      ======   ======   ======   ======   ======
Total return (1)                                                    (32.70)%**   (8.01)%  11.09%    4.65%    5.73%    8.83%
                                                                   =======      ======   ======   ======   ======   ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                          $ 2,150      $3,174   $4,376   $4,430   $5,030   $4,409
Ratio of expenses with reimbursement to average net assets (2)        1.30%*      1.30%    1.30%    1.30%    1.30%    1.30%
Ratio of expenses without reimbursement to average net assets         1.56%*      1.67%    1.54%    1.71%    1.73%    1.64%
Ratio of net investment income to average net assets                  2.92%*      1.88%    1.93%    1.90%    1.85%    1.51%
Portfolio turnover rate                                               6.92%      19.79%    8.35%   21.82%   23.18%   11.15%

                                                                                      CLASS B SHARES
                                                                ----------------------------------------------------------
                                                                 (UNAUDITED)
                                                                 SIX MONTHS
                                                                    ENDED
                                                                FEBRUARY 28,               YEAR ENDED AUGUST 31,
                                                                ------------    ------------------------------------------
                                                                     2009        2008     2007     2006     2005     2004
                                                                   -------      ------   ------   ------   ------   ------
Net asset value, beginning of period                               $ 16.47      $18.56   $18.08   $18.37   $17.78   $16.83
Income (loss) from investment operations
   Investment income--net                                             0.18        0.09     0.21     0.24     0.25     0.20
   Net realized and unrealized gain (loss) on investments            (5.50)      (1.63)    1.67     0.51     0.66     1.19
                                                                   -------      ------   ------   ------   ------   ------
      Total from investment operations                               (5.32)      (1.54)    1.88     0.75     0.91     1.39
Less distributions
   Investment income--net                                            (0.17)      (0.22)   (0.30)   (0.25)   (0.26)   (0.23)
   Capital gains                                                     (0.70)      (0.33)   (1.10)   (0.79)   (0.06)   (0.21)
                                                                   -------      ------   ------   ------   ------   ------
      Total distributions                                            (0.87)      (0.55)   (1.40)   (1.04)   (0.32)   (0.44)
                                                                   -------      ------   ------   ------   ------   ------
Net asset value, end of period                                     $ 10.28      $16.47   $18.56   $18.08   $18.37   $17.78
                                                                   =======      ======   ======   ======   ======   ======
Total return (1)                                                    (32.98)%**   (8.48)%  10.70%    4.20%    5.15%    8.33%
                                                                   =======      ======   ======   ======   ======   ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                          $   815      $1,235   $2,171   $2,772   $3,095   $2,952
Ratio of expenses with reimbursement to average net assets (2)        1.80%*      1.80%    1.80%    1.80%    1.80%    1.80%
Ratio of expenses without reimbursement to average net assets         2.08%*      2.31%    2.07%    2.24%    2.23%    2.13%
Ratio of net investment income to average net assets                  2.41%*      1.38%    1.43%    1.40%    1.36%    1.00%
Portfolio turnover rate                                               6.92%      19.79%    8.35%   21.82%   23.18%   11.15%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.30% for Class A and 1.80% for Class B until December 31, 2009.

See notes to financial statements.

                                                                                         CLASS T SHARES
                                                                ----------------------------------------------------------------
                                                                 (UNAUDITED)
                                                                 SIX MONTHS
                                                                    ENDED
                                                                FEBRUARY 28,                  YEAR ENDED AUGUST 31,
                                                                ------------    ------------------------------------------------
                                                                     2009         2008      2007       2006      2005     2004
                                                                   -------      -------    -------   -------   -------   -------
Net asset value, beginning of period                               $ 16.94      $ 19.13    $ 18.60   $ 18.85   $ 18.21   $ 17.18
Income (loss) from investment operations
   Investment income--net                                             0.19         0.35       0.39      0.36      0.36      0.29
   Net realized and unrealized gain (loss) on investments            (5.62)       (1.86)      1.65      0.51      0.68      1.24
                                                                   -------      -------    -------   -------   -------   -------
      Total from investment operations                               (5.43)       (1.51)      2.04      0.87      1.04      1.53
Less distributions
   Investment income--net                                            (0.20)       (0.35)     (0.41)    (0.33)    (0.34)    (0.29)
   Capital gains                                                     (0.70)       (0.33)     (1.10)    (0.79)    (0.06)    (0.21)
                                                                   -------      -------    -------   -------   -------   -------
      Total distributions                                            (0.90)       (0.68)     (1.51)    (1.12)    (0.40)    (0.50)
                                                                   -------      -------    -------   -------   -------   -------
Net asset value, end of period                                     $ 10.61      $ 16.94    $ 19.13   $ 18.60   $ 18.85   $ 18.21
                                                                   =======      =======    =======   =======   =======   =======
Total return (1)                                                    (32.73)%**    (8.13)%    11.28%     4.79%     5.77%     8.95%
                                                                   =======      =======    =======   =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                          $13,351      $20,267    $23,651   $22,373   $22,798   $22,785
Ratio of expenses with reimbursement to average net assets            1.25%*       1.24%      1.20%     1.25%     1.24%     1.23%
Ratio of expenses without reimbursement to average net assets         1.30%*       1.24%      1.20%     1.29%     1.24%     1.23%
Ratio of net investment income to average net assets                  2.98%*       1.93%      2.02%     1.95%     1.92%     1.58%
Portfolio turnover rate                                               6.92%       19.79%      8.35%    21.82%    23.18%    11.15%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2009 (Unaudited)

SM&R GOVERNMENT BOND FUND

                                                                 INTEREST/
                                                      MATURITY     STATED       FACE
CORPORATE BONDS                                         DATE      RATE(%)      AMOUNT        VALUE
FINANCIALS--
DIVERSIFIED FINANCIAL SERVICES--1.57%
MBNA Master Credit Card Trust                         02/15/12     7.000     $  500,000   $   507,456
                                                                                          -----------
   TOTAL FINANCIALS--1.57%                                                                    507,456
                                                                                          -----------
MATERIALS--
METALS & MINING--3.04%
Carpenter Technology Corp.                            05/15/13     6.625      1,000,000       986,333
                                                                                          -----------
   TOTAL MATERIALS--3.04%                                                                     986,333
                                                                                          -----------
   TOTAL CORPORATE BONDS--4.61%
      (Cost $1,506,277)                                                                     1,493,789
                                                                                          -----------
U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--27.41%
Federal Home Loan Bank (b)                            07/17/09     5.375      1,250,000     1,272,314
Federal Home Loan Mortgage Corp.                      11/15/13     4.875      1,000,000     1,098,991
Federal National Mortgage Assoc. (b)                  02/15/10     3.875      1,100,000     1,128,023
Federal National Mortgage Assoc.                      12/15/10     4.750      1,900,000     2,006,875
Federal National Mortgage Assoc.                      02/01/11     6.250      1,850,000     1,953,598
Federal National Mortgage Assoc.                      03/15/11     5.500      1,300,000     1,402,296
Private Export Funding Corp. (b)                      01/15/10     7.200         15,000        15,787
                                                                                          -----------
                                                                                            8,877,884
U S GOVERNMENT SECURITIES--45.23%
U S Treasury Bond                                     05/15/16     7.250        800,000     1,016,062
U S Treasury Bond                                     05/15/17     8.750      2,375,000     3,306,074
U S Treasury Note                                     08/31/11     4.625      1,500,000     1,626,563
U S Treasury Note                                     10/31/11     4.625      2,500,000     2,717,970
U S Treasury Note                                     11/15/12     4.000      2,000,000     2,173,438
U S Treasury Note                                     05/15/14     4.750      1,319,000     1,500,981
U S Treasury Note                                     02/15/15     4.000        600,000       657,375
U S Treasury Note                                     05/15/15     4.125      1,500,000     1,648,125
                                                                                          -----------
                                                                                           14,646,588
                                                                                          -----------
   TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT
      SECURITIES--72.64%
      (Cost $21,981,189)                                                                   23,524,472
                                                                                          -----------
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS
U S GOVERNMENT AGENCY SECURITIES--8.34%
Federal Home Loan Bank                                03/02/09     0.180      1,000,000       999,990
Federal Home Loan Bank                                03/10/09     0.250      1,264,000     1,263,912
Federal Home Loan Bank                                03/27/09     0.310        436,000       435,899
                                                                                          -----------
                                                                                            2,699,801
                                                                                          -----------
   TOTAL U S GOVERNMENT AGENCY SHORT-TERM
      OBLIGATIONS--8.34%
      (Cost $2,699,801)                                                                     2,699,801
                                                                                          -----------

                                                               INTEREST/
                                                    MATURITY    STATED        FACE
COMMERCIAL PAPER                                      DATE      RATE(%)      AMOUNT        VALUE
FINANCIALS--
DIVERSIFIED FINANCIALS--5.00%
UBS Finance                                         03/06/09     0.380     $1,620,000   $ 1,619,897
                                                                                        -----------
   TOTAL FINANCIALS--5.00%                                                                1,619,897
                                                                                        -----------
UTILITIES--
ELECTRIC UTLITIES--3.24%
Midamerican Energy Co.                              04/01/09     0.750      1,050,000     1,049,300
                                                                                        -----------
   TOTAL UTILITIES--3.24%                                                                 1,049,300
                                                                                        -----------
INFORMATION TECHNOLOGY--
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.99%
Sharp Electronics Corp.                             03/19/09     0.450      1,615,000     1,614,616
                                                                                        -----------
   TOTAL INFORMATION TECHNOLOGY--4.99%                                                    1,614,616
                                                                                        -----------
   TOTAL COMMERCIAL PAPER--13.23%
      (Cost $4,283,813)                                                                   4,283,813
                                                                                        -----------
MONEY MARKET FUND                                                            SHARES

SM&R Money Market Fund, 0.00% (a)                                              73,289        73,289
                                                                                        -----------
   TOTAL MONEY MARKET FUND--0.23%
      (Cost $73,289)                                                                         73,289
                                                                                        -----------
   TOTAL INVESTMENTS--99.05%
      (Cost $30,544,369)                                                                 32,075,164
   CASH AND OTHER ASSETS, LESS LIABILITIES--0.95%                                           308,924
                                                                                        -----------
   NET ASSETS--100.00%                                                                  $32,384,088
                                                                                        ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2009. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Government Bond Fund are affiliated by having the same investment adviser.

(b)  Long Term obligations that will mature in less than one year.

See notes to financial statements.

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

                                     [CHART]

Financials                6.63%
Information Technology    5.03%
Materials                 3.08%
Miscellaneous             0.23%
U S Government           81.76%
Utilities                 3.27%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2009 (Unaudited)

SM&R GOVERNMENT BOND FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $30,471,080)   $ 32,001,875
Investment in affiliated money market fund (Cost $73,289)                   73,289
                                                                      ------------
   Total investments (Cost $30,544,369)                                 32,075,164
Cash and cash equivalents
Prepaid expenses                                                            33,853
Receivable for:
   Capital stock sold                                                          295
   Interest                                                                313,105
   Expense reimbursement                                                     6,523
Other assets                                                                 2,900
                                                                      ------------
      TOTAL ASSETS                                                      32,431,840
                                                                      ------------
LIABILITIES
Capital stock reacquired                                                     5,072
Distribution payable                                                           311
Payable to investment adviser for fund expenses                             20,721
Accrued:
   Investment advisory fees                                                 12,457
   Administrative service fees                                               6,229
   Distribution fees                                                         1,742
Other liabilities                                                            1,220
                                                                      ------------
      TOTAL LIABILITIES                                                     47,752
                                                                      ------------
      NET ASSETS                                                      $ 32,384,088
                                                                      ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                            $ 31,303,130
Accumulated net investment loss                                                (98)
Accumulated net realized loss on investments                              (449,739)
Net unrealized appreciation of investments                               1,530,795
                                                                      ------------
Net Assets                                                            $ 32,384,088
                                                                      ============
NET ASSETS:
Class A                                                               $  1,191,691
Class B                                                               $    473,957
Class T                                                               $ 30,718,440
                                                                      ------------
   TOTAL NET ASSETS                                                   $ 32,384,088
                                                                      ============
CAPITAL STOCK ($.01 PAR VALUE PER SHARE):
Class A:
   Authorized                                                          100,001,150
   Outstanding                                                             109,029
Class B:
   Authorized                                                          100,000,000
   Outstanding                                                              43,461
Class T:
   Authorized                                                           23,000,000
   Outstanding                                                           2,848,082
Class A:
   Net asset value and redemption price per share                     $      10.93
   Offering price per share: (Net assets value of $10.93 / 95.25%)    $      11.48
Class B:
   Net asset value and offering price per share                       $      10.91
Class T:
   Net asset value and redemption price per share                     $      10.79
   Offering price per share: (Net assets value of $10.79 / 95.5%)     $      11.30

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2009 (Unaudited)

SM&R GOVERNMENT BOND FUND

INVESTMENT INCOME
Interest                                                             $  561,444
Interest from affiliated money market fund                                  959
                                                                     ----------
      TOTAL INVESTMENT INCOME                                           562,403
                                                                     ----------
EXPENSES
Investment advisory fees                                                 79,748
Administrative service fees                                              39,874
Professional fees                                                         5,330
Custody and transaction fees                                              3,037
Directors' fees and expenses                                              4,903
Compliance expenses                                                       2,801
Qualification fees
   Class A                                                                  419
   Class B                                                                  332
   Class T                                                                1,171
Shareholder reporting expenses
   Class A                                                                   57
   Class B                                                                   25
   Class T                                                                1,461
Distribution fees
   Class A                                                                1,461
   Class B                                                                1,935
Insurance expenses                                                        5,676
                                                                     ----------
      TOTAL EXPENSES                                                    148,230
      LESS EXPENSES REIMBURSED                                          (30,356)
                                                                     ----------
      NET EXPENSES                                                      117,874
                                                                     ----------
INVESTMENT INCOME--NET                                                  444,529
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Change in unrealized appreciation of investments                     809,822
                                                                     ----------
NET GAIN ON INVESTMENTS                                                 809,822
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,254,351
                                                                     ==========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
SM&R GOVERNMENT BOND FUND

                                                            (UNAUDITED)
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                            FEBRUARY 28,     AUGUST 31,
                                                          ----------------   -----------
                                                                2009            2008
                                                          ----------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                                    $   444,529     $ 1,027,313
   Net realized gain on investments                                   --          10,251
   Change in unrealized appreciation of investments              809,822         643,633
                                                             -----------     -----------
   Net increase in net assets resulting from operations        1,254,351       1,681,197
                                                             -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                    (16,267)        (36,605)
      Class B                                                     (5,912)        (15,524)
      Class T                                                   (420,391)       (977,349)
                                                             -----------     -----------
      Total distributions to shareholders                       (442,570)     (1,029,478)
                                                             -----------     -----------
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                     25,159          51,113
      Class B                                                    (68,555)        (70,134)
      Class T                                                    766,815       1,474,226
                                                             -----------     -----------
      Total capital share transactions--net                      723,419       1,455,205
                                                             -----------     -----------
TOTAL INCREASE IN NET ASSETS                                   1,535,200       2,106,924
NET ASSETS
   Beginning of period                                        30,848,888      28,741,964
                                                             -----------     -----------
   End of period                                             $32,384,088     $30,848,888
                                                             ===========     ===========
   Accumulated Net Investment Loss                           $       (98)    $    (2,057)
                                                             ===========     ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GOVERNMENT BOND FUND

                                                                              CLASS A SHARES
                                                       -----------------------------------------------------------
                                                        (UNAUDITED)
                                                        SIX MONTHS
                                                           ENDED                  YEAR ENDED AUGUST 31,
                                                       FEBRUARY 28,   --------------------------------------------
                                                           2009        2008     2007     2006     2005       2004
                                                       ------------   ------   ------   ------   ------     ------
Net asset value, beginning of period                     $10.65       $10.40   $10.30   $10.50   $10.56     $10.75
Income (loss) from investment operations
      Investment income--net                               0.15         0.36     0.42     0.36     0.25       0.23
      Net realized and unrealized gain (loss)
         on investments                                    0.28         0.25     0.10    (0.20)   (0.06)      0.11
                                                         ------       ------   ------   ------   ------     ------
            Total from investment operations               0.43         0.61     0.52     0.16     0.19       0.34
Less distributions
      Investment income--net                              (0.15)       (0.36)   (0.42)   (0.36)   (0.25)     (0.23)
      Capital gains                                          --           --       --       --    (0.00)***  (0.30)
                                                         ------       ------   ------   ------   ------     ------
            Total distributions                           (0.15)       (0.36)   (0.42)   (0.36)   (0.25)     (0.53)
                                                         ------       ------   ------   ------   ------     ------
Net asset value, end of period                           $10.93       $10.65   $10.40   $10.30   $10.50     $10.56
                                                         ======       ======   ======   ======   ======     ======
Total return (1)                                           4.07%**      5.93%    5.15%    1.57%    1.93%      3.14%
                                                         ======       ======   ======   ======   ======     ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                $1,192       $1,137   $1,067   $  976   $1,036     $  983
Ratio of expenses with reimbursement to average
   net assets (2)                                          0.73%*       0.73%    0.73%    0.73%    0.73%      0.73%
Ratio of expenses without reimbursement to average
   net assets                                              1.22%*       1.76%    1.76%    2.19%    2.32%      2.04%
Ratio of net investment income to average net assets       2.79%*       3.41%    4.06%    3.46%    2.43%      2.13%
Portfolio turnover rate                                    0.00%       26.83%   50.01%   78.38%   51.35%     50.62%

                                                                              CLASS B SHARES
                                                       -----------------------------------------------------------
                                                        (UNAUDITED)
                                                        SIX MONTHS
                                                           ENDED                  YEAR ENDED AUGUST 31,
                                                       FEBRUARY 28,   --------------------------------------------
                                                           2009        2008     2007     2006     2005       2004
                                                       ------------   ------   ------   ------   ------     ------
Net asset value, beginning of period                     $10.63       $10.39   $10.29   $10.49   $10.55     $10.74
Income (loss) from investment operations
      Investment income--net                               0.13         0.31     0.37     0.31     0.20       0.17
      Net realized and unrealized gain (loss)
         on investments                                    0.28         0.24     0.10    (0.20)   (0.06)      0.11
                                                         ------       ------   ------   ------   ------     ------
            Total from investment operations               0.41         0.55     0.47     0.11     0.14       0.28
Less distributions
      Investment income--net                              (0.13)       (0.31)   (0.37)   (0.31)   (0.20)     (0.17)
      Capital gains                                          --           --       --       --    (0.00)***  (0.30)
                                                         ------       ------   ------   ------   ------     ------
            Total distributions                           (0.13)       (0.31)   (0.37)   (0.31)   (0.20)     (0.47)
                                                         ------       ------   ------   ------   ------     ------
Net asset value, end of period                           $10.91       $10.63   $10.39   $10.29   $10.49     $10.55
                                                         ======       ======   ======   ======   ======     ======
Total return (1)                                           3.83%**      0.05%    4.66%    1.10%    1.44%      2.65%
                                                         ======       ======   ======   ======   ======     ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                $  474       $  529   $  588   $  696   $1,009     $1,131
Ratio of expenses with reimbursement to
   average net assets (2)                                  1.23%*       1.23%    1.23%    1.23%    1.23%      1.23%
Ratio of expenses without reimbursement to
   average net assets                                      1.78%*       2.65%    2.25%    2.55%    2.34%      2.06%
Ratio of net investment income to average net assets       2.30%*       2.93%    3.56%    2.94%    1.92%      1.65%
Portfolio turnover rate                                    0.00%       26.83%   50.01%   78.38%   51.35%     50.62%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for Class A and 1.23% for Class B until December 31, 2009.

See notes to financial statements.

                                                                         CLASS T SHARES
                                                ----------------------------------------------------------------
                                                 (UNAUDITED)
                                                 SIX MONTHS
                                                    ENDED                    YEAR ENDED AUGUST 31,
                                                FEBRUARY 28,   -------------------------------------------------
                                                    2009         2008      2007      2006      2005        2004
                                                ------------   -------   -------   -------   -------     -------
Net asset value, beginning of period             $ 10.51       $ 10.27   $ 10.17   $ 10.36   $ 10.43     $ 10.62
Income (loss) from investment operations
      Investment income--net                        0.15          0.36      0.41      0.35      0.25        0.22
      Net realized and unrealized gain (loss)
         on investments                             0.28          0.24      0.10     (0.19)    (0.07)       0.11
                                                 -------       -------   -------   -------   -------     -------
            Total from investment operations        0.43          0.60      0.51      0.16      0.18        0.33
Less distributions
      Investment income--net                       (0.15)        (0.36)    (0.41)    (0.35)    (0.25)      (0.22)
      Capital gains                                   --            --        --        --     (0.00)***   (0.30)
                                                 -------       -------   -------   -------   -------     -------
            Total distributions                    (0.15)        (0.36)    (0.41)    (0.35)    (0.25)      (0.52)
                                                 -------       -------   -------   -------   -------     -------
Net asset value, end of period                   $ 10.79       $ 10.51   $ 10.27   $ 10.17   $ 10.36     $ 10.43
                                                 =======       =======   =======   =======   =======     =======
Total return (1)                                    4.10%**       0.06%     5.16%     1.65%     1.84%       3.15%
                                                 =======       =======   =======   =======   =======     =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)        $30,718       $29,183   $27,087   $26,194   $26,841     $27,750
Ratio of expenses with reimbursement to
   average net assets (2)                           0.73%*        0.73%     0.73%     0.73%     0.73%       0.73%
Ratio of expenses without reimbursement to
   average net assets                               0.91%*        0.93%     0.93%     0.99%     0.96%       0.95%
Ratio of net investment income to average
   net assets                                       2.79%*        3.41%     4.06%     3.47%     2.43%       2.12%
Portfolio turnover rate                             0.00%        26.83%    50.01%    78.38%    51.35%      50.62%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for Class T until December 31, 2009.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2009 (Unaudited)

SM&R TAX FREE FUND

                                                                                                 INTEREST/
MUNICIPAL BONDS                                                                       MATURITY     STATED      FACE
RATING(a)                                                                               DATE      RATE(%)     AMOUNT      VALUE
            ALABAMA--1.32%
Baa1/A      Alabama Drinking Water Financing Authority,
               Revolving Fund Loan - Revenue Bonds, Series A                          08/15/16     4.000     $180,000   $  181,742
            CALIFORNIA--0.15%
A1/A        California State - General Obligation Bonds Unlimited                     06/01/11     5.250       20,000       20,151
            FLORIDA--6.07%
A3/NR       Miami - Dade County, Florida Expressway Authority
               Toll System - Revenue Bonds, Prerefunded to 07/01/2010 (b)             07/01/29     6.375      400,000      431,792
A2/A        Miami - Dade County, Florida Solid Waste System - Revenue Bonds           10/01/18     4.750      400,000      404,256
                                                                                                                        ----------
                                                                                                                           836,048
            HAWAII--2.02%
Aa2/AA      Honolulu, Hawaii City & County - General Obligation Bonds Unlimited       07/01/13     5.000      250,000      278,845
            ILLINOIS--2.78%
A1/NR       Rockford, Illinois - General Obligation Bonds Unlimited                   12/15/18     4.500      180,000      180,855
Aa3/AA-     State of Illinois - General Obligation Bonds Unlimited                    03/01/19     5.000      200,000      202,482
                                                                                                                        ----------
                                                                                                                           383,337
            INDIANA--4.35%
WR/AA+      Aurora, Indiana Building Corp. - Revenue Bonds                            07/15/13     4.500      405,000      442,045
Baa1/AA-    South Bend, Indiana Building Corp. - Revenue Bonds                        02/01/13     4.500      150,000      157,662
                                                                                                                        ----------
                                                                                                                           599,707
            LOUISIANA--3.17%
WR/AA-      Monroe, Louisiana Sales and Use Tax - Revenue Bonds                       07/01/16     4.000      200,000      193,856
Baa1/AA-    New Orleans, Louisiana Sewer Service - Revenue Bonds                      06/01/18     5.000      300,000      243,402
                                                                                                                        ----------
                                                                                                                           437,258
            MISSISSIPPI--3.90%
N/A/A       Greenville Mississippi Public School District - General
               Obligation Bonds Unlimited                                             12/15/11     3.250      205,000      212,144
Aa3/AAA     Mississippi Development Bank Special Obligation
               Clinton Recreational Facilities & Municipal Building - Revenue Bonds   11/01/10     4.500      310,000      325,081
                                                                                                                        ----------
                                                                                                                           537,225
            NEW YORK--7.70%
Aa3/AA      New York City, New York - General Obligation Bonds Unlimited,
               Series J                                                               08/01/18     5.000      200,000      201,928
Aa1/AAA     New York City, New York - Transitional Financial Authority
               Revenue Bonds, Unrefunded, Series C                                    05/01/19     5.000      250,000      254,490
Aa3/AA      New York State Tollway Authority Highway & Bridge - Revenue
               Bonds, Series B                                                        04/01/10     3.850      200,000      205,824
Aa2/AAA     Triborough Bridge & Tunnel Authority, New York - Revenue Bonds,
               General Purpose, Prerefunded, Series B to 01/01/2022 (b)               01/01/27     5.200      350,000      399,035
                                                                                                                        ----------
                                                                                                                         1,061,277
            NORTH CAROLINA--1.59%
Aaa/AAA     North Carolina State - General Obligation Bonds Unlimited                 03/01/15     4.000      200,000      218,480
            OHIO--2.41%
Aa2/AA      Ohio State Department of Administrative Services - Certificate
               Participation                                                          09/01/15     5.250      300,000      331,368

                                                                                                 INTEREST/
MUNICIPAL BONDS                                                                       MATURITY    STATED       FACE
RATING(a)                                                                               DATE      RATE(%)     AMOUNT      VALUE
            TEXAS--30.02%
WR/AA       Aransas County, Texas Correctional Facility Improvements - General
               Obligation Bonds Limited                                               02/15/13     3.875     $250,000   $  260,107
A1/A        Austin, Texas Community College District - Revenue Bonds (f)              02/01/10     4.000      100,000      102,144
Aaa/AAA     Austin, Texas Independent School District - General Obligation
               Bonds Unlimited, Series A                                              08/01/12     3.750      150,000      160,258
Aa3/AAA     College Station, Texas Utility Systems - Revenue Bonds                    02/01/13     4.125      200,000      209,308
Aa3/AAA     College Station, Texas Utility Systems - Revenue Bonds                    02/01/14     4.250       65,000       67,696
Aa3/AA      El Paso, Texas Public Improvement - General Obligation
               Bonds Limited                                                          08/15/17     4.000      270,000      277,663
Aa2/AA+     Flower Mound, Texas Refunding and Improvement - General
               Obligation Bonds Limited, Unrefunded                                   03/01/17     5.500       10,000       10,030
Aa2/NR      Galveston County, Texas Public Improvements - General
               Obligation Bonds Unlimited (f)                                         02/01/10     4.300       25,000       25,605
Aa2/NR      Galveston County, Texas Public Improvements - General
               Obligation Bonds Limited                                               02/01/11     4.375      125,000      130,794
A1/AA-      Jefferson County, Texas - Public Improvement Certificates of
               Obligation, Series B                                                   08/01/16     4.125      255,000      261,500
Aa3/AA      League City, Texas Public Improvements - General Obligation
               Bonds Limited                                                          02/15/13     4.750      100,000      106,835
Aa2/AA      Lubbock County, Texas - General Obligation Bonds Limited                  02/15/17     5.500      250,000      284,177
Aa3/AA+     Lubbock, Texas Municipal Drainage Utility - General Obligation
               Bonds Limited                                                          02/15/14     4.000      250,000      260,605
Aaa/AAA     Mission, Texas Consolidated Independent School District - General
               Obligation Bonds Unlimited                                             02/15/18     4.500      200,000      200,218
Aa3/AA      Montgomery County, Texas Public Improvements - General
               Obligation Bonds Limited                                               03/01/12     4.000      250,000      263,880
Aa3/AAA     Rockwell, Texas Waterworks & Sewer - General Obligation
               Bonds Limited                                                          08/01/11     3.700      115,000      120,719
Aaa/AAA     Round Rock, Texas Independent School District Refunding and
               Improvement - General Obligation Bonds Unlimited, Prerefunded
               to 08/01/2009 (b)                                                      08/01/11     4.400      100,000      101,664
Aaa/AAA     Round Rock, Texas Independent School District Refunding and
               Improvement - General Obligation Bonds Unlimited, Unrefunded           08/01/11     4.400      150,000      151,722
A2/AA-      San Antonio, Texas River Authority Sewer Refunding and
               Improvement - Martinez Salatrillo, Revenue Bonds                       07/01/12     3.750      100,000      104,066
Aaa/NR      Tarrant County Health Facilities Development Corp. - Health System
               Revenue Bonds, (Harris Methodist Health System), Series 1994 (c)       09/01/14     6.000      200,000      229,276
Aa1/AA+     Texas A&M University Revenue and Financing System - Revenue
               Refunding Bonds, Series A                                              05/15/17     5.000      250,000      268,548
Aaa/AAA     University of Texas Permanent University Fund - Revenue Bonds,
               Prerefunded, Series A To 07/01/2011 (b)                                07/01/13     6.250       45,000       50,060
Aaa/AAA     University of Texas Permanent University Fund - Revenue Bonds,
               Prerefunded, Series A To 01/01/2013 (b)                                07/01/13     6.250       55,000       62,132
Aaa/AAA     University of Texas Permanent University Fund - Revenue Bonds,
               Prerefunded, Series A To 01/01/2013 (b)                                07/01/13     6.250       55,000       64,095
Aa3/AA-     Waco, Texas - General Obligation Bonds Limited                            02/01/16     4.000      250,000      257,165
NR/AAA      Wylie, Texas Independent School District - General Obligation
               Bonds Unlimited                                                        08/15/12     4.375      100,000      106,330
                                                                                                                        ----------
                                                                                                                         4,136,597

                                                                                              INTEREST/
MUNICIPAL BONDS                                                                    MATURITY    STATED        FACE
RATING(a)                                                                            DATE      RATE(%)      AMOUNT       VALUE
            UTAH--0.04%
Aa2/AA      Utah State Housing Financial Agency - Single Family
               Revenue Bonds (d)                                                   07/01/21     6.000     $    5,000   $     5,066
            WASHINGTON--5.02%
Aa2/AA-     Seattle, Washington Municipal Light & Power - Revenue Bonds,
               Series B                                                            06/01/24     5.000        100,000       100,037
Aa1/AA+     State of Washington - General Obligation Bonds Unlimited,
               Series B                                                            05/01/18     5.500        300,000       333,318
Aa2/NR      Tumwater, Washington Office Building - Revenue Bonds                   07/01/15     5.250        240,000       258,480
                                                                                                                       -----------
                                                                                                                           691,835
                                                                                                                       -----------
               TOTAL MUNICIPAL BONDS--70.54%
                  (Cost $9,338,766)                                                                                      9,718,936
                                                                                                                       -----------
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS
U S GOVERNMENT AGENCY SECURITIES--15.24%
Federal Home Loan Bank                                                             03/26/09     0.260      2,100,000     2,099,606
                                                                                                                       -----------
                                                                                                                         2,099,606
                                                                                                                       -----------
               TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS--15.24%
                  (Cost $2,099,606)                                                                                      2,099,606
                                                                                                                       -----------
COMMERCIAL PAPER
FINANCIALS--
DIVERSIFIED FINANCIALS--7.91%
UBS Finance                                                                        03/02/09     0.500        400,000       399,989
American Honda Finance Corp.                                                       03/06/09     0.350        690,000       689,960
                                                                                                                       -----------
                                                                                                                         1,089,949
                                                                                                                       -----------
               TOTAL FINANCIALS--7.91%                                                                                   1,089,949
                                                                                                                       -----------
INFORMATION TECHNOLOGY--
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.97%
Sharp Electronics Corp.                                                            03/09/09     0.035        685,000       684,940
                                                                                                                       -----------
               TOTAL INFORMATION TECHNOLOGY--4.97%                                                                         684,940
                                                                                                                       -----------
               TOTAL COMMERCIAL PAPER--12.88%
                  (Cost $1,774,888)                                                                                      1,774,889
                                                                                                                       -----------

MONEY MARKET FUND                                                                                           SHARES

SM&R Money Market Fund, 0.00% (e)                                                                             80,472        80,472
                                                                                                                       -----------
               TOTAL MONEY MARKET FUND--0.59%
                  (Cost $80,472)                                                                                            80,472
                                                                                                                       -----------
               TOTAL INVESTMENTS--99.25%
                  (Cost $13,293,732)                                                                                    13,673,903
               CASH AND OTHER ASSETS, LESS LIABILITIES--0.75%                                                              103,435
                                                                                                                       -----------
               TOTAL NET ASSETS--100.00%                                                                               $13,777,338
                                                                                                                       ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corp. ("S&P"). Ratings are unaudited.

(b) Collateral for these prerefunded bonds are U.S. Government or U.S. Treasury or state or local government securities.

(c) Issuer has defeased these bonds. Collateral for such defeasance is U.S. Government obligations.

(d)  Security subject to the alternative minimum tax.

(e) The rate quoted is the annualized seven-day yield of the fund at February 28, 2009. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Government Bond Fund are affiliated by having the same investment adviser.

See notes to financial statements.

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

                                     [CHART]

Development           5.40%
Education            13.96%
General Obligation   26.75%
Housing               0.04%
Medical               1.66%
Miscellaneous        19.74%
Pollution             2.97%
Transportation        7.55%
U.S. Government      15.35%
Utilities             6.58%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2009 (Unaudited)

SM&R TAX FREE FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $13,213,260)   $ 13,593,431
Investment in affiliated money market fund (Cost $80,472)                   80,472
                                                                      ------------
   Total investments (Cost $13,293,732)                                 13,673,903
Prepaid expenses                                                            28,199
Receivable for:
   Capital stock sold                                                          225
   Interest                                                                 89,201
   Expense reimbursement                                                     3,600
Other assets                                                                 3,142
                                                                      ------------
      TOTAL ASSETS                                                      13,798,270
                                                                      ------------
LIABILITIES
Distribution payable                                                           471
Payable to investment adviser for fund expenses                             11,951
Accrued:
   Investment advisory fees                                                  5,309
   Administrative service fees                                               2,655
   Distribution fees                                                           243
Other liabilities                                                              303
                                                                      ------------
      TOTAL LIABILITIES                                                     20,932
                                                                      ------------
      NET ASSETS                                                      $ 13,777,338
                                                                      ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                            $ 13,396,083
Accumulated net investment loss                                                (14)
Accumulated net realized gain on investments                                 1,098
Net unrealized appreciation of investments                                 380,171
                                                                      ------------
Net Assets                                                            $ 13,777,338
                                                                      ============
NET ASSETS:
Class A                                                               $    330,562
Class B                                                               $     22,302
Class T                                                               $ 13,424,474
                                                                      ------------
   TOTAL NET ASSETS                                                   $ 13,777,338
                                                                      ============
CAPITAL STOCK ($.01 PAR VALUE PER SHARE):
Class A:
   Authorized                                                          100,000,101
   Outstanding                                                              31,368
Class B:
   Authorized                                                          100,000,000
   Outstanding                                                               2,104
Class T:
   Authorized                                                           21,000,000
   Outstanding                                                           1,282,686
Class A:
   Net asset value and redemption price per share                     $      10.54
   Offering price per share: (Net assets value of $10.54 / 95.25%)    $      11.07
Class B:
   Net asset value and offering price per share                       $      10.60
Class T:
   Net asset value and redemption price per share                     $      10.47
   Offering price per share: (Net assets value of $10.47 / 95.5%)     $      10.96

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2009 (Unaudited)

SM&R TAX FREE FUND

INVESTMENT INCOME
Interest                                                                $224,923
Interest from affiliated money market fund                                   787
                                                                        --------
      TOTAL INVESTMENT INCOME                                            225,710
                                                                        --------
EXPENSES
Investment advisory fees                                                  33,907
Administrative service fees                                               16,954
Professional fees                                                          3,194
Custody and transaction fees                                               2,582
Directors' fees and expenses                                               4,906
Compliance expenses                                                        1,240
Qualification fees
   Class T                                                                   661
Shareholder reporting expenses
   Class A                                                                    21
   Class B                                                                     5
   Class T                                                                   938
Distribution fees
   Class A                                                                   375
   Class B                                                                   174
Insurance expenses                                                         2,499
                                                                        --------
      TOTAL EXPENSES                                                      67,456
                                                                        --------
      LESS EXPENSES REIMBURSED                                           (16,462)
                                                                        --------
      NET EXPENSES                                                        50,994
                                                                        --------
INVESTMENT INCOME--NET                                                   174,716
                                                                        --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                        1,131
   Change in unrealized appreciation of investments                       62,631
                                                                        --------
NET GAIN ON INVESTMENTS                                                   63,762
                                                                        --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $238,478
                                                                        ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R TAX FREE FUND

                                                              (UNAUDITED)
                                                            SIX MONTHS ENDED   YEAR ENDED
                                                              FEBRUARY 28,     AUGUST 31,
                                                            ----------------   -----------
                                                                  2009            2008
                                                            ----------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                                     $   174,716      $   446,929
   Net realized gain on investments                                 1,131           18,077
   Change in unrealized appreciation of investments                62,631          126,189
                                                              -----------      -----------
   Net increase in net assets resulting from operations           238,478          591,195
                                                              -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                      (3,840)          (9,444)
      Class B                                                        (512)          (3,853)
      Class T                                                    (169,561)        (434,491)
   Capital gains
      Class A                                                        (120)            (254)
      Class B                                                         (10)            (147)
      Class T                                                      (5,357)         (12,370)
                                                              -----------      -----------
      Total distributions to shareholders                        (179,400)        (460,559)
                                                              -----------      -----------
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                      33,322           16,349
      Class B                                                     (78,334)         (67,580)
      Class T                                                     (38,662)         423,676
                                                              -----------      -----------
      Total capital share transactions--net                       (83,674)         372,445
                                                              -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (24,596)         503,081
NET ASSETS
   Beginning of period                                         13,801,934       13,298,853
                                                              -----------      -----------
   End of period                                              $13,777,338      $13,801,934
                                                              ===========      ===========
Accumulated Net Investment Loss                               $       (14)     $      (817)
                                                              ===========      ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R TAX FREE FUND

                                                                             CLASS A SHARES
                                                -----------------------------------------------------------------------
                                                 (UNAUDITED)
                                                 SIX MONTHS
                                                    ENDED                        YEAR ENDED AUGUST 31,
                                                FEBRUARY 28,   --------------------------------------------------------
                                                    2009         2008       2007       2006         2005         2004
                                                ------------   --------   --------   --------     --------     --------
Net asset value, beginning of period             $  10.49      $  10.38   $  10.50   $  10.70     $  10.81     $  10.71
Income (loss) from investment operations
      Investment income--net                         0.13          0.35       0.40       0.41         0.40         0.42
      Net realized and unrealized gain (loss)
         on investments                              0.05          0.12      (0.12)     (0.20)       (0.11)        0.12
                                                 --------      --------   --------   --------     --------     --------
            Total from investment operations         0.18          0.47       0.28       0.21         0.29         0.54
Less distributions
      Investment income--net                        (0.13)        (0.35)     (0.40)     (0.41)       (0.40)       (0.42)
      Capital gains                                    --         (0.01)        --      (0.00)***    (0.00)***    (0.02)
                                                 --------      --------   --------   --------     --------     --------
            Total distributions                     (0.13)        (0.36)     (0.40)     (0.41)       (0.40)       (0.44)
                                                 --------      --------   --------   --------     --------     --------
Net asset value, end of period                   $  10.54      $  10.49   $  10.38   $  10.50     $  10.70     $  10.81
                                                 ========      ========   ========   ========     ========     ========
Total return (1)                                     1.81%**       4.56%      2.74%      2.05%        2.72%        5.12%
                                                 ========      ========   ========   ========     ========     ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period                        $330,562      $295,893   $277,034   $331,989     $519,889     $542,502
Ratio of expenses with reimbursement to
   average net assets (2)                            0.75%*        0.75%      0.75%      0.75%        0.75%        0.75%
Ratio of expenses without reimbursement to
   average net assets                                1.18%*        2.93%      2.63%      3.14%        2.73%        1.26%
Ratio of net investment income to average
   net assets                                        2.57%*        3.30%      3.78%      3.80%        3.68%        3.84%
Portfolio turnover rate                              0.00%         0.00%      0.00%      2.05%        7.50%        1.15%

                                                                             CLASS B SHARES
                                                -----------------------------------------------------------------------
                                                 (UNAUDITED)
                                                 SIX MONTHS
                                                    ENDED                        YEAR ENDED AUGUST 31,
                                                FEBRUARY 28,   --------------------------------------------------------
                                                    2009         2008       2007       2006         2005         2004
                                                ------------   --------   --------   --------     --------     --------
Net asset value, beginning of period             $ 10.50       $  10.40   $  10.50   $  10.70     $  10.81     $  10.71
Income (loss) from investment operations
      Investment income--net                        0.15           0.30       0.35       0.35         0.34         0.36
      Net realized and unrealized gain (loss)
         on investments                             0.10           0.11      (0.10)     (0.20)       (0.11)        0.12
                                                 -------       --------   --------   --------     --------     --------
            Total from investment operations        0.25           0.41       0.25       0.15         0.23         0.48
Less distributions
      Investment income--net                       (0.15)         (0.30)     (0.35)     (0.35)       (0.34)       (0.36)
      Capital gains                                   --          (0.01)        --      (0.00)***    (0.00)***    (0.02)
                                                 -------       --------   --------   --------     --------     --------
            Total distributions                    (0.15)         (0.31)     (0.35)     (0.35)       (0.34)       (0.38)
                                                 -------       --------   --------   --------     --------     --------
Net asset value, end of period                   $ 10.60       $  10.50   $  10.40   $  10.50     $  10.70     $  10.81
                                                 =======       ========   ========   ========     ========     ========
Total return (1)                                    2.46%**        3.95%      2.47%      1.43%        2.20%        4.59%
                                                 =======       ========   ========   ========     ========     ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period                        $22,302       $102,960   $168,933   $449,767     $538,594     $536,101
Ratio of expenses with reimbursement to
   average net assets (2)                           1.25%*         1.25%      1.25%      1.25%        1.25%        1.25%
Ratio of expenses without reimbursement to
   average net assets                               1.42%*         4.36%      2.69%      2.77%        2.85%        1.78%
Ratio of net investment income to average
   net assets                                       2.24%*         2.86%      3.28%      3.29%        3.18%        3.34%
Portfolio turnover rate                             0.00%          0.00%      0.00%      2.05%        7.50%        1.15%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.75% for Class A and 1.25% for Class B until December 31, 2009.

See notes to financial statements.

                                                                          CLASS T SHARES
                                                ------------------------------------------------------------------
                                                 (UNAUDITED)
                                                 SIX MONTHS
                                                    ENDED                     YEAR ENDED AUGUST 31,
                                                FEBRUARY 28,   ---------------------------------------------------
                                                    2009         2008      2007      2006        2005        2004
                                                ------------   -------   -------   -------     -------     -------
Net asset value, beginning of period             $ 10.41       $ 10.31   $ 10.41   $ 10.61     $ 10.72     $ 10.61
Income (loss) from investment operations
      Investment income--net                        0.13          0.34      0.39      0.39        0.39        0.41
      Net realized and unrealized gain (loss)
         on investments                             0.06          0.11     (0.10)    (0.20)      (0.11)       0.13
                                                 -------       -------   -------   -------     -------     -------
            Total from investment operations        0.19          0.45      0.29      0.19        0.28        0.54
Less distributions
      Investment income--net                       (0.13)        (0.34)    (0.39)    (0.39)      (0.39)      (0.41)
      Capital gains                                   --         (0.01)       --     (0.00)***   (0.00)***   (0.02)
                                                 -------       -------   -------   -------     -------     -------
            Total distributions                    (0.13)        (0.35)    (0.39)    (0.39)      (0.39)      (0.43)
                                                 -------       -------   -------   -------     -------     -------
Net asset value, end of period                   $ 10.47       $ 10.41   $ 10.31   $ 10.41     $ 10.61     $ 10.72
                                                 =======       =======   =======   =======     =======     =======
Total return (1)                                    1.92%**       4.47%     2.87%     1.91%       2.72%       5.20%
                                                 =======       =======   =======   =======     =======     =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)        $13,424       $13,403   $12,853   $12,819     $13,001     $13,154
Ratio of expenses with reimbursement to
   average net assets (2)                           0.75%*        0.75%     0.75%     0.75%       0.75%       0.75%
Ratio of expenses without reimbursement to
   average net assets                               0.99%*        1.07%     1.05%     1.18%       1.05%       1.04%
Ratio of net investment income to average
   net assets                                       2.58%*        3.30%     3.77%     3.79%       3.68%       3.83%
Portfolio turnover rate                             0.00%         0.00%     0.00%     2.05%       7.50%       1.15%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.75% for Class T until December 31, 2009.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2009 (Unaudited)

SM&R PRIMARY FUND

COMMON STOCKS                                                                                  SHARES        VALUE
INDUSTRIALS--
BUILDING PRODUCTS--0.01%
Armstrong World Industries, Inc.                                                                  110     $     1,406
                                                                                                          -----------
   TOTAL INDUSTRIALS--0.01%                                                                                     1,406
                                                                                                          -----------
   TOTAL COMMON STOCK--0.01%
      (Cost $0)                                                                                                 1,406
                                                                                                          -----------

                                                                                 INTEREST/
                                                                      MATURITY     STATED       FACE
U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES                     DATE      RATE(%)      AMOUNT
U S GOVERNMENT SECURITIES--4.67%
U S Treasury Bond                                                     02/15/29     5.250     $1,000,000     1,169,375
                                                                                                          -----------
   TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES--4.67%
      (Cost $898,419)                                                                                       1,169,375
                                                                                                          -----------
COMMERCIAL PAPER
CONSUMER DISCRETIONARY--
AUTO COMPONENTS--4.04%
Johnson Controlls, Inc.                                               03/24/09     3.500      1,014,000     1,011,633
AUTOMOBILES--11.53%
Harley-Davidson, Inc.                                                 03/17/09     1.750        944,000       943,219
Nissan Motor                                                          03/03/09     3.300      1,089,000     1,088,700
Volkswagen Group of America, Inc.                                     03/09/09     3.000        856,000       855,357
                                                                                                          -----------
                                                                                                            2,887,276
                                                                                                          -----------
   TOTAL CONSUMER DISCRETIONARY--15.57%                                                                     3,898,909
                                                                                                          -----------
CONSUMER STAPLES--
FOOD PRODUCTS--4.04%
Kraft Foods Inc.                                                      03/04/09     0.370      1,011,000     1,010,958
HOUSEHOLD PRODUCTS--4.34%
Clorox Company (The)                                                  03/06/09     1.200      1,088,000     1,087,782
TEXTILES, APPAREL & LUXURY GOODS--4.02%
VF Corp.                                                              04/20/09     1.500      1,009,000     1,006,855
                                                                                                          -----------
   TOTAL CONSUMER STAPLES--12.40%                                                                           3,105,595
                                                                                                          -----------
ENERGY--
ENERGY EQUIPMENT & SERVICE--4.80%
Eaton Corp.                                                           03/13/09     0.750      1,202,000     1,201,674
OIL, GAS & CONSUMABLE FUELS--17.87%
Devon Energy Corp.                                                    03/20/09     0.800      1,227,000     1,226,455
Marathon Oil Corp.                                                    03/05/09     2.500      1,008,000     1,007,649
Pacific Gas and Electric Co.                                          03/30/09     1.600      1,179,000     1,177,428
Sempra Energy                                                         03/02/09     1.250      1,062,000     1,061,926
                                                                                                          -----------
                                                                                                            4,473,458
                                                                                                          -----------
   TOTAL ENERGY--22.67%                                                                                     5,675,132
                                                                                                          -----------

                                                                                 INTEREST/
                                                                      MATURITY     STATED       FACE
COMMERCIAL PAPER                                                        DATE      RATE(%)      AMOUNT        VALUE
FINANCIALS--
DIVERSIFIED FINANCIAL SERVICES--4.60%
Volvo Treasury                                                        03/19/09     2.500     $1,154,000   $ 1,152,476
INSURANCE--9.13%
Aetna Inc.                                                            03/25/09     0.750      1,200,000     1,199,375
Allstate Corp.                                                        03/16/09     2.200      1,086,000     1,084,937
                                                                                                          -----------
                                                                                                            2,284,312
                                                                                                          -----------
   TOTAL FINANCIALS--13.73%                                                                                 3,436,788
                                                                                                          -----------
INDUSTRIALS--
AIR FREIGHT & LOGISTICS--4.66%
Netjets Inc.                                                          03/23/09     0.320      1,168,000     1,167,761
CONSTRUCTION & ENGINEERING--3.95%
Harsco Corp.                                                          03/10/09     1.250        989,000       988,656
INDUSTIRIAL CONGOLOMERATES--4.89%
Ingersoll-Rand Co. Ltd.                                               03/27/09     2.250      1,226,000     1,223,931
                                                                                                          -----------
   TOTAL INDUSTRIALS--13.50%                                                                                3,380,348
                                                                                                          -----------
MATERIALS--
CHEMICALS--4.14%
Sherwin-Williams Co. (The)                                            03/12/09     0.900      1,038,000     1,037,689
CONTAINERS & PACKAGING--4.91%
Bemis Co., Inc.                                                       03/11/09     0.450      1,229,000     1,228,831
                                                                                                          -----------
   TOTAL MATERIALS--9.05%                                                                                   2,266,520
                                                                                                          -----------
TELECOMMUNICATIONS SERVICES--
DIVERSIFIED TELECOMMUNICATIONS SERVICES--4.03%
BT Group PLC                                                          03/18/09     1.250      1,009,000     1,008,369
                                                                                                          -----------
   TOTAL TELECOMMUNICATIONS SERVICES--4.03%                                                                 1,008,369
                                                                                                          -----------
UTILITIES--
ELECTRIC UTILITIES--4.41%
Idaho Power Co.                                                       03/26/09     1.450      1,105,000     1,103,843
                                                                                                          -----------
   TOTAL UTILITIES--4.41%                                                                                   1,103,843
                                                                                                          -----------
   TOTAL COMMERCIAL PAPER--95.36%
      (Cost $23,875,504)                                                                                   23,875,504
                                                                                                          -----------
   TOTAL INVESTMENTS--100.04%
      (Cost $24,773,923)                                                                                   25,046,285
   LIABILITIES IN EXCESS OF OTHER ASSETS--(0.04)%                                                             (10,210)
                                                                                                          -----------
   TOTAL NET ASSETS--100.00%                                                                              $25,036,075
                                                                                                          ===========

See notes to financial statements.

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary        15.57%
Consumer Staples              12.40%
Energy                        22.66%
Financials                    13.72%
Industrials                   13.50%
Materials                      9.05%
Telecommunications Services    4.02%
U S Government                 4.67%
Utilities                      4.41%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2009 (Unaudited)

SM&R PRIMARY FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $24,773,923)   $   25,046,285
Cash and cash equivalents                                                        110
Prepaid expenses                                                               6,671
Receivable for:
   Capital stock sold                                                          2,287
   Interest                                                                    1,885
   Expense reimbursement                                                       2,615
Other assets                                                                   2,853
                                                                      --------------
      TOTAL ASSETS                                                        25,062,706
                                                                      --------------
LIABILITIES
Distribution payable                                                               2
Payable to investment adviser for fund expenses                               12,197
Accrued:
   Investment advisory fees                                                    9,618
   Administrative service fees                                                 4,809
Other liabilities                                                                  5
                                                                      --------------
      TOTAL LIABILITIES                                                       26,631
                                                                      --------------
      NET ASSETS                                                      $   25,036,075
                                                                      ==============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                            $   25,005,878
Accumulated net realized loss on investments                                (242,165)
Net unrealized appreciation of investments                                   272,362
                                                                      --------------
Net Assets                                                            $   25,036,075
                                                                      ==============
      SHARES OUTSTANDING ($.01 par value per share)                       25,033,468
                                                                      ==============
      NET ASSET VALUE                                                 $         1.00
                                                                      ==============
      SHARES AUTHORIZED                                                1,176,000,000

STATEMENT OF OPERATIONS Six Months Ended February 28, 2009 (Unaudited)

INVESTMENT INCOME
Interest                                               $504,220
                                                       --------
      TOTAL INVESTMENT INCOME                           504,220
                                                       --------
EXPENSES
Investment advisory fees                                 61,984
Administrative service fees                              30,992
Professional fees                                         3,379
Custody and transaction fees                              5,430
Directors' fees and expenses                              4,903
Compliance expenses                                       2,221
Qualification fees                                          180
Insurance expenses                                        4,758
Other expenses                                               33
                                                       --------
      TOTAL EXPENSES                                    113,880
      LESS EXPENSES REIMBURSED                          (14,656)
                                                       --------
      NET EXPENSES                                       99,224
                                                       --------
INV   ESTMENT INCOME--NET                               404,996
                                                       --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Change in unrealized appreciation of investments      63,525
                                                       --------
NET GAIN ON INVESTMENTS                                  63,525
                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $468,521
                                                       ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R PRIMARY FUND

                                                             (UNAUDITED)
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                            FEBRUARY 28,     AUGUST 31,
                                                          ----------------   -----------
                                                                2009            2008
                                                          ----------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                                   $   404,996      $   846,050
   Net realized gain on investments                                  --              418
   Change in unrealized appreciation of investments              63,525           49,487
                                                            -----------      -----------
   Net increase in net assets resulting from operations         468,521          895,955
                                                            -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                      (404,996)        (846,050)
CAPITAL SHARE TRANSACTIONS--NET                                 350,326       (2,233,333)
                                                            -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         413,851       (2,183,428)
NET ASSETS
   Beginning of period                                       24,622,224       26,805,652
                                                            -----------      -----------
   End of period                                            $25,036,075      $24,622,224
                                                            ===========      ===========
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED
                                             FEBRUARY 28,                 YEAR ENDED AUGUST 31,
                                             ------------   ------------------------------------------------
                                                 2009         2008       2007      2006      2005     2004
                                             ------------   -------    -------   -------   -------   -------
Net asset value, beginning of period          $  1.00       $  1.00    $  0.99   $  1.00   $  0.99   $  0.99
Income (loss) from investment operations
   Investment income--net                        0.02          0.03       0.04      0.04      0.02      0.01
   Net realized and unrealized gain (loss)
      on investments                             0.00***       0.00***    0.01     (0.01)     0.01        --
                                              -------       -------    -------   -------   -------   -------
         Total from investment operations        0.02          0.03       0.05      0.03      0.03      0.01
Less distributions
   Investment income--net                       (0.02)        (0.03)     (0.04)    (0.04)    (0.02)    (0.01)
                                              -------       -------    -------   -------   -------   -------
         Total distributions                    (0.02)        (0.03)     (0.04)    (0.04)    (0.02)    (0.01)
                                              -------       -------    -------   -------   -------   -------
Net asset value, end of period                $  1.00       $  1.00    $  1.00   $  0.99   $  1.00   $  0.99
                                              =======       =======    =======   =======   =======   =======
Total return                                     1.64%**       0.03%      5.67%     2.73%     2.99%     0.83%
                                              =======       =======    =======   =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $25,036       $24,622    $26,806   $26,243   $25,245   $26,197
Ratio of expenses with reimbursement to
   average net assets (1)                        0.80%*        0.80%      0.80%     0.80%     0.80%     0.80%
Ratio of expenses without reimbursement to
   average net assets                            0.92%*        0.93%      0.97%     0.92%     0.91%     0.91%
Ratio of net investment income to average
   net assets                                    3.27%*        3.28%      4.52%     3.70%     1.94%     0.83%
Portfolio turnover rate                          0.00%         0.00%     22.30%    25.75%     0.00%    70.47%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.80% until December 31, 2009.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2009 (Unaudited)

SM&R MONEY MARKET FUND

                                                       INTEREST/
                                            MATURITY    STATED        FACE
COMMERCIAL PAPER                              DATE      RATE(%)      AMOUNT        VALUE
FINANCIALS--
COMMERCIAL BANKS--1.42%
JP Morgan Chase & Co.                       03/12/09     0.250     $1,440,000   $ 1,439,900
DIVERSIFIED FINANCIAL SERVICES--12.47%
American Honda Finance Corp.                03/11/09     0.300      4,000,000     3,999,700
FPL Fuels Inc.                              03/02/09     0.200      3,482,000     3,482,000
UBS Finance Delaware LLC                    03/05/09     0.300      5,150,000     5,149,871
                                                                                -----------
                                                                                 12,631,571
                                                                                -----------
   TOTAL FINANCIALS--13.89%                                                      14,071,471
                                                                                -----------
HEALTH CARE--
PHARMACEUTICALS--4.00%
Merck & Co. Inc.                            03/06/09     0.100      4,050,000     4,049,955
                                                                                -----------
   TOTAL HEALTHCARE--4.00%                                                        4,049,955
                                                                                -----------
INDUSTRIALS--
BUILDING PRODUCTS--4.61%
Lowe's Companies                            03/23/09     0.250      4,678,000     4,677,318
                                                                                -----------
   TOTAL INDUSTRIALS--4.61%                                                       4,677,318
                                                                                -----------
INFORMATION TECHNOLOGY--
ELECTRONIC EQUIPMENT & INSTRUMENTS--6.00%
Intel Corp.                                 03/13/09     0.200      2,035,000     2,034,876
Sharp Electronics Corp.                     03/19/09     0.450      4,043,000     4,042,141
                                                                                -----------
                                                                                  6,077,017
                                                                                -----------
   TOTAL INFORMATION TECHNOLOGY--6.00%                                            6,077,017
                                                                                -----------
UTILITIES--
ELECTRIC UTILITIES--4.64%
Midamerican Energy Holdings Co.             04/01/09     0.750      4,704,000     4,701,060
                                                                                -----------
   TOTAL UTILITIES--4.64%                                                         4,701,060
                                                                                -----------
   TOTAL COMMERCIAL PAPER--33.14%
      (Cost $33,576,821)                                                         33,576,821
                                                                                -----------

                                                                           INTEREST/
                                                                MATURITY     STATED       FACE
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS                      DATE      RATE(%)       AMOUNT         VALUE
U S GOVERNMENT AGENCY SECURITIES--66.85%
Federal Home Loan Bank                                          03/02/09     0.450     $ 3,259,000   $  3,259,000
Federal Home Loan Bank                                          03/03/09     0.050      10,000,000      9,999,986
Federal Home Loan Bank                                          03/04/09     0.100       7,260,000      7,259,960
Federal Home Loan Bank                                          03/09/09     0.260       5,000,000      4,999,747
Federal Home Loan Bank                                          03/10/09     0.250       4,098,000      4,097,772
Federal Home Loan Bank                                          03/16/09     0.250       3,481,000      3,480,661
Federal Home Loan Bank                                          03/16/09     0.220       3,712,000      3,711,682
Federal Home Loan Bank                                          03/20/09     0.200       8,474,000      8,473,152
Federal Home Loan Bank                                          03/27/09     0.250       5,691,000      5,690,012
Federal Home Loan Bank                                          03/31/09     0.280       4,399,000      4,398,008
Federal Home Loan Bank                                          04/02/09     0.320       6,943,000      6,941,087
Federal Home Loan Mortgage Corp.                                03/18/09     0.300       5,415,000      5,414,278
                                                                                                     ------------
                                                                                                       67,725,345
                                                                                                     ------------
   TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS--66.85%
      (Cost $67,725,345)                                                                               67,725,345
                                                                                                     ------------
   TOTAL INVESTMENTS--99.99%
      (Cost $101,302,166)                                                                             101,302,166
   CASH AND OTHER ASSETS, LESS LIABILITIES--0.01%                                                          13,330
                                                                                                     ------------
   TOTAL NET ASSETS--100.00%                                                                         $101,315,496
                                                                                                     ============

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2009 (Unaudited)

SM&R MONEY MARKET FUND

ASSETS
Investments in unaffiliated securities, at cost and value   $  101,302,166
Cash and cash equivalents                                              314
Prepaid expenses                                                    30,697
Receivable for:
   Capital stock sold                                               39,740
   Expense reimbursement                                            29,393
Other Assets                                                         1,187
                                                            --------------
      TOTAL ASSETS                                             101,403,497
                                                            --------------
LIABILITIES
Capital stock reacquired                                             3,825
Payable to investment adviser for fund expenses                     30,184
Accrued:
   Investment advisory fees                                         19,283
   Administrative service fees                                      19,216
Other liabilities                                                   15,493
                                                            --------------
      TOTAL LIABILITIES                                             88,001
                                                            --------------
      NET ASSETS                                            $  101,315,496
                                                            ==============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                  $  101,315,496
                                                            --------------
      NET ASSETS                                            $  101,315,496
                                                            ==============
      SHARES OUTSTANDING ($.01 par value per share)            101,315,496
                                                            ==============
      NET ASSET VALUE                                       $         1.00
                                                            ==============
      SHARES AUTHORIZED                                      3,000,000,000

STATEMENT OF OPERATIONS Six Months Ended February 28, 2009 (Unaudited)

INVESTMENT INCOME

Interest                                                    $621,910
                                                            --------
   TOTAL INVESTMENT INCOME                                   621,910
                                                            --------
EXPENSES
Investment advisory fees                                     116,691
Administrative service fees                                  116,619
Professional fees                                             12,156
Custody and transaction fees                                   8,961
Directors' fees and expenses                                   4,956
Compliance expenses                                            8,574
Qualification fees                                             2,569
Shareholder reporting expenses                                 1,851
Insurance expenses                                            16,233
Other expenses                                                   271
                                                            --------
   TOTAL EXPENSES                                            288,881
   LESS EXPENSES REIMBURSED                                  (92,270)
                                                            --------
   NET EXPENSES                                              196,611
                                                            --------
INVESTMENT INCOME--NET                                      $425,299
                                                            ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R MONEY MARKET FUND

                                            (UNAUDITED)
                                         SIX MONTHS ENDED    YEAR ENDED
                                           FEBRUARY 28,      AUGUST 31,
                                               2009             2008
                                         ----------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                  $    425,299     $  2,906,439
                                           ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                      (425,299)      (2,906,439)
CAPITAL SHARE TRANSACTIONS--NET               5,275,551       (5,545,125)
                                           ------------     ------------
TOTAL INCREASE IN NET ASSETS                  5,275,551       (5,545,125)
NET ASSETS
   Beginning of period                       96,039,945      101,585,070
                                           ------------     ------------
   End of period                           $101,315,496     $ 96,039,945
                                           ============     ============

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED                    YEAR ENDED AUGUST 31,
                                             FEBRUARY 28,   ------------------------------------------------
                                                 2009         2008      2007       2006      2005      2004
                                             ------------   -------   --------   -------   -------   -------
Net asset value, beginning of period         $   1.00       $  1.00   $   1.00   $  1.00   $  1.00   $  1.00
Income from investment operations
      Investment income--net                     0.00***       0.03       0.05      0.04      0.02      0.01
                                             --------       -------   --------   -------   -------   -------
         Total from investment operations        0.00          0.03       0.05      0.04      0.02      0.01
Less distributions
      Investment income--net                    (0.00)***     (0.03)     (0.05)    (0.04)    (0.02)    (0.01)
                                             --------       -------   --------   -------   -------   -------
         Total distributions                    (0.00)        (0.03)     (0.05)    (0.04)    (0.02)    (0.01)
                                             --------       -------   --------   -------   -------   -------
Net asset value, end of period               $   1.00       $  1.00   $   1.00   $  1.00   $  1.00   $  1.00
                                             ========       =======   ========   =======   =======   =======
Total return                                     0.46%**       2.79%      4.84%     4.04%     2.03%     0.58%
                                             ========       =======   ========   =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $101,315       $96,040   $101,585   $88,769   $76,890   $95,202
Ratio of expenses with reimbursement to
   average net assets                            0.42%*        0.50%      0.50%     0.50%     0.50%     0.50%
Ratio of expenses without reimbursement to
   average net assets                            0.62%*        0.60%      0.63%     0.73%     0.59%     0.60%
Ratio of net investment income to average
   net assets                                    0.91%*        2.82%      4.74%     4.01%     1.98%     0.58%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS February 28, 2009 (Unaudited)

SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

SM&R Investments, Inc. (the "Company"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Growth Fund ("Growth Fund"), SM&R Equity Income Fund ("Equity Income Fund"), SM&R Balanced Fund ("Balanced Fund"), SM&R Government Bond Fund ("Government Bond Fund"), SM&R Tax Free Fund ("Tax Free Fund"), SM&R Primary Fund ("Primary Fund") and SM&R Money Market Fund ("Money Market Fund"). The Government Bond Fund, Tax Free Fund, Primary Fund and Money Market Fund are collectively referred to as the "Fixed Income Funds", while the Growth Fund, Equity Income Fund and Balanced Fund are referred to as the "Equity Funds".

The Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund and Tax Free Fund have adopted a Multiple Class Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each has three single classes of shares. Class T shares are subject to an initial sales charge. The Class A shares are subject to an initial sales charge and a distribution and shareholder servicing plan ("12b-1 Plan"). The Class B shares are subject to a contingent deferred sales charge and a 12b-1 Plan.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to value. Investments in the affiliated money market fund are valued at the net asset value per share.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

The Company records security transactions based on trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Company's understanding of the applicable country's tax rules and rates.

On a daily basis, income, unrealized and realized gains and losses, and expenses which are not class specific are allocated to each class based on their respective net assets. Class specific expenses, such as distribution expenses, are applied to the class to which they are attributed.

FEDERAL INCOME TAXES:

For federal income tax purposes, each series is treated as a separate entity. The Company intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intends to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

TAX YEAR ENDING AUGUST 31, 2008   LOSS CARRYFORWARDS   EXPIRATION DATES
-------------------------------   ------------------   ----------------
Government Bond Fund                   $169,454              2014
                                       $282,342              2015
Primary Fund                           $104,548              2010
                                       $137,592              2015
                                       $     25              2016

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

As of August 31, 2006, the Government Bond Fund had $257,242 of post-October losses which were deferred until September 1, 2006 for tax purposes. The fund generated net capital losses during the year ended August 31, 2007, which deferred the post-October losses to September 1, 2007. For the year ended August 31, 2008, the fund did not have gains sufficient to utilize the post-October losses, therfore the post-October losses were deferred to September 1, 2008. Net Capital Losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:

Fund shares are sold in a continuous public offering at net asset value plus a sales charge, except for Class B shares of the respective funds and for the Primary and Money Market Funds. All transactions for the Primary and Money Market Funds are made at net asset value. The Company may repurchase shares at net asset value. Dividends and other distributions are recorded by each fund on the ex-dividend date and may be reinvested at net asset value.

Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales, net operating losses and post-October capital losses.

EXPENSES:

Qualification fees, distribution fees or other expenses directly attributable to a series' class of shares are charged to that series' class operations. All other operating expenses not directly attributable to a series are prorated among all of the series based on the relative amount of each series' net assets or shareholders, and then allocated among the classes of that series.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES:

Securities Management and Research, Inc. ("SM&R") is the investment adviser and principal underwriter for the Company. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

EQUITY FUNDS

                                                            Investment
Growth, Equity Income and Balanced Funds

                                                            INVESTMENT
NET ASSETS                                                 ADVISORY FEE
   Not exceeding $100,000,000                                 0.750%
   Exceeding $100,000,000 but not exceeding $200,000,000      0.625%
   Exceeding $200,000,000 but not exceeding $300,000,000      0.500%
   Exceeding $300,000,000                                     0.400%

FIXED INCOME FUNDS:

Government Bond and Tax Free Funds

   NET ASSETS
   Not exceeding $100,000,000                                  0.50%
   Exceeding $100,000,000 but not exceeding $300,000,000       0.45%
   Exceeding $300,000,000                                      0.40%

Primary Fund
   All average daily net assets                                0.50%

Money Market Fund
   All average daily net assets                                0.25%

ADMINISTRATIVE SERVICE FEES:

Administrative service fees paid to SM&R by the each of the series are computed as a percentage of average daily net assets as follows:

                                                           ADMINISTRATIVE
NET ASSETS                                                  SERVICE FEES
   Not exceeding $100,000,000                                  0.25%
   Exceeding $100,000,000 but not exceeding $200,000,000       0.20%
   Exceeding $200,000,000 but not exceeding $300,000,000       0.15%
   Exceeding $300,000,000                                      0.10%

SM&R has contractually agreed to reimburse the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, Tax Free Fund and Primary Fund for regular operating expenses in excess of 1.25% per year of the average daily net assets, and the Money Market Fund in excess of 0.50%. Regular operating expenses include the advisory fee and administrative service fee, but do not include the distribution and shareholder servicing fee.

Effective June 1, 2002, and until December 31, 2009, SM&R has voluntarily agreed to reimburse expenses which exceed the following percentages of each fund's average daily net assets:

                          CLASS A   CLASS B   CLASS T   UNIVERSAL
Growth Fund                1.36%     1.86%       --
Equity Income Fund         1.26%     1.76%       --
Balanced Fund              1.30%     1.80%       --
Government Bond Fund       0.73%     1.23%     0.73%
Tax Free Fund              0.75%     1.25%     0.75%
Primary Fund                                              0.80%

Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time after December 31, 2009 without notice to investors.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES:

The Company has adopted a 12b-1 Plan, for each series, except the Primary and Money Market Funds, with respect to each series' Class A shares and Class B shares (the "Class A Plan" and the "Class B Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Plans also permit a shareholder servicing fee to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Company. These fees are computed as an annual percentage of the average daily net assets of each class of shares of a series, as follows:

GROWTH, EQUITY INCOME, BALANCED,
GOVERNMENT BOND AND TAX FREE FUNDS

                    DISTRIBUTION   SERVICE   TOTAL 12B-1
                        FEE          FEE         FEE
Class A Shares          0.25%         --        0.25%
Class B Shares          0.50%       0.25%       0.75%

For the six months ended February 28, 2009, each series paid or accrued the following, as compensation under the Plans:

Growth Fund               $ 7,118
Equity Income Fund        $14,224
Balanced Fund             $ 6,791
Government Bond Fund      $ 3,396
Tax Free Fund             $   549

SALES CHARGES:

During the six months ended February 28, 2009, SM&R, as principal underwriter, received as sales charges on sales of capital stock of each series and made reallowances to dealers as follows:

                             SALES                SALES
                            CHARGES              CHARGES
                       RECEIVED BY SM&R   REALLOWED TO DEALERS
Growth Fund                 $15,890               $446
Equity Income Fund          $17,854               $471
Balanced Fund               $ 6,186               $ 11
Government Bond Fund        $ 1,207               $  3
Tax Free Fund               $    57               $ --

For the six months ended February 28, 2009, SM&R received $18,583 for contingent deferred sales charges imposed on the redemptions of Class B shares of capital stock of the series.

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of February 28, 2009, SM&R and American National had the following ownership in these series:

                                    SM&R                      AMERICAN NATIONAL          AMERICAN NATIONAL AFFILIATES
                       -----------------------------   ------------------------------   ------------------------------
                                   PERCENT OF SHARES                PERCENT OF SHARES                PERCENT OF SHARES
                         SHARES       OUTSTANDING        SHARES        OUTSTANDING        SHARES        OUTSTANDING
Growth Fund              270,496          1.26%         1,218,896          5.69%         1,777,868         8.30%
Equity Income Fund        30,508          0.73%                --          0.00%                --         0.00%
Balanced Fund            198,141         12.80%           116,016          7.49%           356,593        23.03%
Government Bond Fund     758,102         25.27%           223,144          7.44%         1,033,659        34.45%
Tax Free Fund            192,272         14.61%                --          0.00%           960,673        72.99%
Primary Fund              19,294          0.08%        21,678,501         86.60%         1,573,108         6.28%
Money Market Fund      4,082,396          4.03%        55,842,260         55.12%        30,409,878        30.02%

The Company pays directors' fees and expenses for all the independent directors. The Company also pays the salary and other expenses of the Chief Compliance Officer.

INVESTMENTS INTO AFFILIATED MONEY MARKET FUND:

The Company has received an exemptive order issued by the Securities and Exchange Commission ("SEC") allowing the Company to sweep uninvested cash into the SM&R Money Market Fund. The SM&R Money Market Fund is one of the eleven funds included in the Company and is therefore considered to be affiliated. The transactions in investments in the affiliated money market fund for the six months ended February 28, 2009 were:

Purchases   $29,387,273
Sales       $29,118,439

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Aggregate purchases and sales of investments in securities, other than commercial paper, were as follows:

                        PURCHASES      SALES
Growth Fund            $2,018,568   $4,032,850
Equity Income Fund     $2,213,822   $4,394,192
Balanced Fund          $1,628,082   $1,315,948
Government Bond Fund   $       --   $1,000,000
Tax Free Fund          $       --   $  330,000
Primary Fund           $       --   $       --

Gross unrealized appreciation and depreciation as of February 28, 2009, based on the cost for federal income tax purposes is as follows:

                                                                   NET APPRECIATION
                           COST      APPRECIATION   DEPRECIATION    (DEPRECIATION)
Growth Fund            $74,188,455    $3,233,591     $29,327,030     $(26,093,439)
Equity Income Fund     $71,105,792    $3,113,533     $29,882,752     $(26,769,219)
Balanced Fund          $22,231,960    $  514,613     $ 6,584,186     $ (6,069,573)
Government Bond Fund   $30,544,369    $1,544,171     $    13,376     $  1,530,795
Tax Free Fund          $13,293,732    $  441,554     $    61,383     $    380,171
Primary Fund           $24,773,923    $  272,362     $        --     $    272,362

NOTE 4--CAPITAL STOCK

SM&R GROWTH FUND

                                                                   (UNAUDITED)
                                                                 SIX MONTHS ENDED              YEAR ENDED
                                                                FEBRUARY 28, 2009           AUGUST 31, 2008
                                                            ------------------------   -------------------------
                                                              SHARES        AMOUNT       SHARES        AMOUNT
                                                            ----------   -----------   ----------   ------------
Sale of capital shares:
   Class A                                                      51,533   $   151,572      167,187   $    744,997
   Class B                                                      13,758        36,797       43,675        188,782
   Class T                                                     260,167       749,007      482,860      2,183,945
                                                            ----------   -----------   ----------   ------------
   Total sale of capital shares                                325,458       937,376      693,722      3,117,724
Investment income dividends reinvested:
   Class A                                                       6,741        17,528       10,304         45,299
   Class B                                                       1,733         4,401        2,442         10,941
   Class T                                                     144,779       385,112      235,374      1,056,247
                                                            ----------   -----------   ----------   ------------
   Total investment income dividends reinvested                153,253       407,041      248,120      1,112,487
Distributions from net realized gains reinvested:
   Class A                                                      72,821       189,336       23,843        109,438
   Class B                                                      27,051        68,710       14,290         64,018
   Class T                                                   1,434,100     3,814,731      498,285      2,331,973
                                                            ----------   -----------   ----------   ------------
   Total distributions from net realized gains reinvested    1,533,972     4,072,777      536,418      2,505,429
                                                            ----------   -----------   ----------   ------------
Subtotals                                                    2,012,683     5,417,194    1,478,260      6,735,640
Redemptions of capital shares outstanding:
   Class A                                                     (98,315)     (273,927)    (448,293)    (2,154,276)
   Class B                                                     (94,723)     (256,035)    (307,091)    (1,328,184)
   Class T                                                    (853,464)   (2,523,601)  (2,013,439)    (9,145,440)
                                                            ----------   -----------   ----------   ------------
   Total redemptions of capital shares outstanding          (1,046,502)   (3,053,563)  (2,768,823)   (12,627,900)
                                                            ----------   -----------   ----------   ------------
Net increase (decrease) in capital shares outstanding          966,181   $ 2,363,631   (1,290,563)  $ (5,892,260)
                                                                         ===========                ============
Shares outstanding at beginning of year                     20,459,293                 21,749,856
                                                            ----------                 ----------
Shares outstanding at end of year                           21,425,474                 20,459,293
                                                            ==========                 ==========

SM&R EQUITY INCOME FUND

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED              YEAR ENDED
                                                               FEBRUARY 28, 2009           AUGUST 31, 2008
                                                            -----------------------   ------------------------
                                                              SHARES       AMOUNT      SHARES        AMOUNT
                                                            ---------   -----------   ---------   ------------
Sale of capital shares:
   Class A                                                     13,016   $   175,659      60,059   $  1,279,667
   Class B                                                      5,253        66,858      11,534        237,746
   Class T                                                     38,832       537,048      58,107      1,260,789
                                                            ---------   -----------   ---------   ------------
   Total sale of capital shares                                57,101       779,565     129,700      2,778,202
Investment income dividends reinvested:
   Class A                                                      6,238        93,300       9,937        212,112
   Class B                                                      2,533        36,323       4,156         86,525
   Class T                                                     60,962       940,380      92,196      2,035,148
                                                            ---------   -----------   ---------   ------------
   Total investment income dividends reinvested                69,733     1,070,003     106,289      2,333,785
Distributions from net realized gains reinvested:
   Class A                                                     31,117       388,961      25,569        544,629
   Class B                                                     14,121       169,594      12,464        256,511
   Class T                                                    295,208     3,867,212     203,558      4,531,198
                                                            ---------   -----------   ---------   ------------
   Total distributions from net realized gains reinvested     340,446     4,425,767     241,591      5,332,338
                                                            ---------   -----------   ---------   ------------
Subtotals                                                     467,280     6,275,335     477,580     10,444,325
Redemptions of capital shares outstanding:
   Class A                                                    (60,174)     (888,693)   (173,998)    (3,771,973)
   Class B                                                    (17,833)     (240,736)   (111,490)    (2,313,600)
   Class T                                                   (228,687)   (3,225,876)   (503,661)   (11,290,083)
                                                            ---------   -----------   ---------   ------------
   Total redemptions of capital shares outstanding           (306,694)   (4,355,305)   (789,149)   (17,375,656)
                                                            ---------   -----------   ---------   ------------
Net increase (decrease) in capital shares outstanding         160,586   $ 1,920,030    (311,569)  $ (6,931,331)
                                                                        ===========               ============
Shares outstanding at beginning of year                     4,024,387                 4,335,956
                                                            ---------                 ---------
Shares outstanding at end of year                           4,184,973                 4,024,387
                                                            =========                 =========

SM&R BALANCED FUND

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED            YEAR ENDED
                                                               FEBRUARY 28, 2009         AUGUST 31, 2008
                                                            ----------------------   -----------------------
                                                              SHARES      AMOUNT       SHARES       AMOUNT
                                                            ---------   ----------   ---------   -----------
Sale of capital shares:
   Class A                                                     24,824   $  358,373      24,456   $   417,341
   Class B                                                      7,914       92,261      10,263       177,320
   Class T                                                     16,421      218,387      32,315       573,205
                                                            ---------   ----------   ---------   -----------
   Total sale of capital shares                                49,159      669,021      67,034     1,167,866
Investment income dividends reinvested:
   Class A                                                      3,143       40,131       3,851        67,234
   Class B                                                        890       11,741       1,198        21,404
   Class T                                                     17,042      228,408      22,719       412,465
                                                            ---------   ----------   ---------   -----------
   Total investment income dividends reinvested                21,075      280,280      27,768       501,103
Distributions from net realized gains reinvested:
   Class A                                                     12,620      143,495       3,528        62,795
   Class B                                                      4,265       49,091       1,582        28,506
   Class T                                                     69,073      819,206      21,538       398,665
                                                            ---------   ----------   ---------   -----------
   Total distributions from net realized gains reinvested      85,958    1,011,792      26,648       489,966
                                                            ---------   ----------   ---------   -----------
Subtotals                                                     156,192    1,961,093     121,450     2,158,935
Redemptions of capital shares outstanding:
   Class A                                                   (24,246)     (301,909)    (75,157)   (1,363,029)
   Class B                                                    (8,795)     (114,858)    (54,996)     (998,072)
   Class T                                                   (41,252)     (545,078)   (116,666)   (2,090,770)
                                                            ---------   ----------   ---------   -----------
   Total redemptions of capital shares outstanding           (74,293)     (961,845)   (246,819)   (4,451,871)
                                                            ---------   ----------   ---------   -----------
Net increase (decrease) in capital shares outstanding          81,899   $  999,248    (125,369)  $(2,292,936)
                                                                        ==========               ===========
Shares outstanding at beginning of year                     1,466,441                1,591,810
                                                            ---------                ---------
Shares outstanding at end of year                           1,548,340                1,466,441
                                                            =========                =========

SM&R GOVERNMENT BOND FUND

                                                           (UNAUDITED)
                                                        SIX MONTHS ENDED             YEAR ENDED
                                                        FEBRUARY 28, 2009         AUGUST 31, 2008
                                                     ----------------------   -----------------------
                                                       SHARES      AMOUNT       SHARES       AMOUNT
                                                     ---------   ----------   ---------   -----------
Sale of capital shares:
   Class A                                               2,340   $   25,646      25,047   $   270,361
   Class B                                               1,234       13,544       5,359        57,779
   Class T                                              56,188      602,860     111,915     1,192,693
                                                     ---------   ----------   ---------   -----------
   Total sale of capital shares                         59,762      642,050     142,321     1,520,833
Investment income dividends reinvested:
   Class A                                               1,494       16,267       3,426        36,607
   Class B                                                 535        5,811       1,414        15,061
   Class T                                              38,933      418,339      92,197       971,747
                                                     ---------   ----------   ---------   -----------
   Total investment income dividends reinvested         40,962      440,417      97,037     1,023,415
                                                     ---------   ----------   ---------   -----------
Subtotals                                              100,724    1,082,467     239,358     2,544,248
Redemptions of capital shares outstanding:
   Class A                                              (1,543)     (16,754)    (24,276)     (255,855)
   Class B                                              (8,082)     (87,910)    (13,602)     (142,974)
   Class T                                             (23,574)    (254,384)    (65,521)     (690,214)
                                                     ---------   ----------   ---------   -----------
   Total redemptions of capital shares outstanding     (33,199)    (359,048)   (103,399)   (1,089,043)
                                                     ---------   ----------   ---------   -----------
Net increase in capital shares outstanding              67,525   $  723,419     135,959   $ 1,455,205
                                                                 ==========               ===========
Shares outstanding at beginning of year              2,933,047                2,797,088
                                                     ---------                ---------
Shares outstanding at end of year                    3,000,572                2,933,047
                                                     =========                =========

SM&R TAX FREE FUND

                                                                 (UNAUDITED)
                                                               SIX MONTHS ENDED           YEAR ENDED
                                                              FEBRUARY 28, 2009        AUGUST 31, 2008
                                                            ---------------------   ---------------------
                                                              SHARES      AMOUNT      SHARES      AMOUNT
                                                            ---------   ---------   ---------   ---------
Sale of capital shares:
   Class A                                                      2,992   $  31,689       3,742   $  39,441
   Class B                                                         14         135          --          --
   Class T                                                      2,480      25,787      17,637     183,840
                                                            ---------   ---------   ---------   ---------
   Total sale of capital shares                                 5,486      57,611      21,379     223,281
Investment income dividends reinvested:
   Class A                                                        319       3,323         773       8,096
   Class B                                                         34         357         168       1,762
   Class T                                                     16,139     166,923      41,084     427,134
                                                            ---------   ---------   ---------   ---------
   Total investment income dividends reinvested                16,492     170,603      42,025     436,992
Distributions from net realized gains reinvested:
   Class A                                                         12         120          24         254
   Class B                                                          1          10           7          79
   Class T                                                        515       5,314       1,175      12,265
                                                            ---------   ---------   ---------   ---------
   Total distributions from net realized gains reinvested         528       5,444       1,206      12,598
                                                            ---------   ---------   ---------   ---------
Subtotals                                                      22,506     233,658      64,610     672,871
Redemptions of capital shares outstanding:
   Class A                                                       (173)     (1,810)     (2,998)    (31,442)
   Class B                                                     (7,752)    (78,836)     (6,612)    (69,421)
   Class T                                                    (23,480)   (236,686)    (19,154)   (199,563)
                                                            ---------   ---------   ---------   ---------
   Total redemptions of capital shares outstanding            (31,405)   (317,332)    (28,764)   (300,426)
                                                            ---------   ---------   ---------   ---------
Net increase (decrease) in capital shares outstanding          (8,899)  $ (83,674)     35,846   $ 372,445
                                                                        =========               =========
Shares outstanding at beginning of year                     1,325,057               1,289,211
                                                            ---------               ---------
Shares outstanding at end of year                           1,316,158               1,325,057
                                                            =========               =========

SM&R PRIMARY FUND

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED             YEAR ENDED
                                                               FEBRUARY 28, 2009          AUGUST 31, 2008
                                                            ----------------------   ------------------------
                                                              SHARES       AMOUNT      SHARES        AMOUNT
                                                            ----------   ---------   ----------   -----------
Sale of capital shares:                                        216,236   $ 216,432    2,590,368   $ 2,590,370
Investment income dividends reinvested                         404,039     404,991      846,450       846,450
Redemptions of capital shares outstanding                     (271,054)   (271,097)  (5,670,153)   (5,670,153)
                                                            ----------   ---------   ----------   -----------
Net increase (decrease) in capital shares outstanding          349,221   $ 350,326   (2,233,335)  $(2,233,333)
                                                                         =========                ===========
Shares outstanding at beginning of year                     24,684,247               26,917,582
                                                            ----------               ----------
Shares outstanding at end of year                           25,033,468               24,684,247
                                                            ==========               ==========

SM&R MONEY MARKET FUND

                                                                 (UNAUDITED)
                                                              SIX MONTHS ENDED                  YEAR ENDED
                                                              FEBRUARY 28, 2009               AUGUST 31, 2008
                                                        ----------------------------   ----------------------------
                                                           SHARES          AMOUNT         SHARES          AMOUNT
                                                        ------------   -------------   ------------   -------------
Sale of capital shares:                                  152,941,418   $ 152,941,418    255,152,735   $ 255,152,735
Investment income dividends reinvested                       424,563         424,563      2,904,505       2,904,505
Redemptions of capital shares outstanding               (148,090,430)   (148,090,430)  (263,602,365)   (263,602,365)
                                                        ------------   -------------   ------------   -------------
Net increase (decrease) in capital shares outstanding      5,275,551   $   5,275,551     (5,545,125)  $  (5,545,125)
                                                                       =============                  =============
Shares outstanding at beginning of year                   96,039,945                    101,585,070
                                                        ------------                   ------------
Shares outstanding at end of year                        101,315,496                     96,039,945
                                                        ============                   ============

NOTE 5--FAS 157 DISCLOSURE

FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP) and expands disclosures about fair value measurement. FAS 157 requires funds to classify their assets based on valuation method, using three levels. Level 1 securities are valued based on quoted prices in active markets that are unadjusted. Level 2 securities are valued based on external market ("significant observable") inputs, such as quoted prices for similar assets in active markets, quoted prices for identical or similar assets in non-active markets, or inputs derived from or corroborated by observable market data by correlation or other means. They reflect assumptions market participants would use in pricing based on market data obtained from independent sources. Level 3 securities are valued based on internal ("significant unobservable") inputs that are based on the funds own assumptions that market participants would use based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables present the valuation levels of the funds' securities as of February 28, 2009:

SM&R Growth Fund:

                                            INVESTMENTS IN
VALUATION INPUTS                              SECURITIES
-----------------------------------------   --------------
Level 1 - Quoted Prices                       $47,845,048
Level 2 - Significant Observable Inputs           249,968
Level 3 - Significant Unobservable Inputs              --
                                              -----------
Total                                         $48,095,016

SM&R Equity Income Fund:

                                            INVESTMENTS IN
VALUATION INPUTS                              SECURITIES
-----------------------------------------   --------------
Level 1 - Quoted Prices                       $44,006,615
Level 2 - Significant Observable Inputs           329,958
Level 3 - Significant Unobservable Inputs              --
                                              -----------
Total                                         $44,336,573

SM&R Balanced Fund:

                                            INVESTMENTS IN
VALUATION INPUTS                              SECURITIES
-----------------------------------------   --------------
Level 1 - Quoted Prices                       $10,819,725
Level 2 - Significant Observable Inputs         5,342,662
Level 3 - Significant Unobservable Inputs              --
                                              -----------
Total                                         $16,162,387

SM&R Government Bond Fund:

                                            INVESTMENTS IN
VALUATION INPUTS                              SECURITIES
-----------------------------------------   --------------
Level 1 - Quoted Prices                       $    73,289
Level 2 - Significant Observable Inputs        32,001,875
Level 3 - Significant Unobservable Inputs              --
                                              -----------
Total                                         $32,075,164

SM&R Tax Free Fund:

                                            INVESTMENTS IN
VALUATION INPUTS                              SECURITIES
-----------------------------------------   --------------
Level 1 - Quoted Prices                       $    80,472
Level 2 - Significant Observable Inputs        13,593,431
Level 3 - Significant Unobservable Inputs              --
                                              -----------
Total                                         $13,673,903

SM&R Primary Fund:

                                            INVESTMENTS IN
VALUATION INPUTS                              SECURITIES
-----------------------------------------   --------------
Level 1 - Quoted Prices                       $     1,406
Level 2 - Significant Observable Inputs        25,044,879
Level 3 - Significant Unobservable Inputs              --
                                              -----------
Total                                         $25,046,285

SM&R Money Market Fund:

                                            INVESTMENTS IN
VALUATION INPUTS                              SECURITIES
-----------------------------------------   --------------
Level 1 - Quoted Prices                       $        314
Level 2 - Significant Observable Inputs        101,302,166
Level 3 - Significant Unobservable Inputs               --
                                              ------------
Total                                         $101,302,480

Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

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

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

SM&R INVESTMENTS, INC.         2450 South Shore Boulevard, League City, TX 77573

                                    DIRECTORS

                             Florentino F. Gonzalez
                               Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                             Robert V. Shattuck, Jr.
                                Donald P. Stevens
                                Steven H. Stubbs
                                Jamie G. Williams

                                    OFFICERS

                         Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
   Teresa E. Axelson, Vice President, Secretary, and Chief Compliance Officer

                         INVESTMENT ADVISER AND MANAGER

                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                    CUSTODIAN

                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                  LEGAL COUNSEL

                            Greer, Herz & Adams, LLP
                                 One Moody Plaza
                               Galveston, TX 77550

                        UNDERWRITER AND REDEMPTION AGENT

                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

               TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT

                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                    BKD, LLP
                         2800 Post Oak Blvd., Suite 3200
                                Houston, TX 77056



Item 2	Code of Ethics.

	Not applicable to this semi-annual report.

Item 3	Audit Committee Financial Expert.

	Not applicable to this semi-annual report.

Item 4	Principal Accountant Fees and Services.

	Not applicable to this semi-annual report.

Item 5	Audit Committee of Listed Registrants.

	Not applicable

Item 6	Schedule of Investments.

	The Schedule of Investments is filed under Item 1 of this form.

Item 7	Disclosure of Proxy Voting Policies and Procedures for Closed-end
	Management Investment Companies.

	Not applicable

Item 8	Portfolio Managers of Closed-end Management Investment Companies.

	Not applicable

Item 9	Purchases of Equity Securities by Closed-end Management Investment
	Company and Affiliated Purchasers.

	Not applicable

Item 10	Submission of Matters to a Vote of Security Holders.

	There have been no material changes to the procedures by which shareholders
	may recommend nominees to the registrants board of directors during this
	period.

Item 11	Controls and Procedures.

	(a)	As of May 1, 2009, an evaluation was performed under the
		supervision and with the participation of the officers of Securities Management and Research, Inc. (the Company), including the Chief Executive Officer (CEO) and Chief Financial Officer
		(CFO), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the officers, including the CEO and CFO, conclude that, as of May 1, 2009, the companys disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) were reasonably designed so as to ensure that material information relating to the Company is made known to the CEO and CFO.

	(b)	During the second fiscal quarter of the period covered by this
		report, there have been no significant changes in the Companys internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 12	Exhibits.

	(a) 	(1)	Code of Ethics - not applicable to this semi-annual report.

		(2)	Certifications pursuant to Rule  30a-2(a) under the
			Investment Act of 1940 are filed and attached hereto.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
		2002 are filed and attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SM&R Investments, Inc.

By:	\S\ Michael W. McCroskey
	-------------------------------------
	Principal Executive Officer

Date:  May 1, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registant and in the capacities and on the dates indicated.

By:	\S\ Michael W. McCroskey
	-------------------------------------
	Principal Executive Officer

Date:  May 1, 2009



By:	\S\ Brenda T. Koelemay
	-------------------------------------
	Principal Financial Officer

Date:  May 1, 2009